Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2011	Aug. 05, 2011	Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	APPLIED INDUSTRIAL TECHNOLOGIES INC
Entity Central Index Key	0000109563
Document Type	10-K
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,339,175,832
Entity Common Stock, Shares Outstanding (actual number)		42,611,078

Statements of Consolidated Income (USD $) In Thousands, except Per Share data	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Statements of Consolidated Income [Abstract]
Net Sales	$ 2,212,849	$ 1,893,208	$ 1,923,148
Cost of Sales	1,599,739	1,377,486	1,403,138
Gross profit	613,110	515,722	520,010
Selling, Distribution and Administrative, including depreciation	462,347	405,672	410,912
Goodwill Impairment			36,605
Operating Income	150,763	110,050	72,493
Interest Expense	2,081	5,738	5,523
Interest Income	(413)	(280)	(1,099)
Other (Income) Expense, net	(3,793)	(425)	2,255
Income Before Income Taxes	152,888	105,017	65,814
Income Tax Expense	56,129	39,114	23,554
Net Income	$ 96,759	$ 65,903	$ 42,260
Net Income Per Share - Basic	$ 2.28	$ 1.56	$ 1
Net Income Per Share - Diluted	$ 2.24	$ 1.54	$ 0.99

Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Current assets
Cash and cash equivalents	$ 91,092	$ 175,777
Accounts receivable, less allowances of $7,016 and $6,379	290,751	246,402
Inventories	204,066	173,253
Other current assets	33,005	23,428
Total current assets	618,914	618,860
Property - at cost
Land	10,428	10,569
Buildings	73,399	73,099
Equipment, including computers and software	129,117	113,593
Total Property - at cost	212,944	197,261
Less accumulated depreciation	143,930	138,790
Property - net	69,014	58,471
Intangibles, net	89,551	85,916
Goodwill	76,981	63,405
Deferred tax assets	43,447	48,493
Other assets	17,024	16,375
Total Assets	914,931	891,520
Current liabilities
Accounts payable	108,509	94,529
Short-term debt	0	75,000
Compensation and related benefits	65,413	50,107
Other current liabilities	40,766	51,696
Total current liabilities	214,688	271,332
Postemployment benefits	47,730	48,560
Other liabilities	18,950	16,589
Total Liabilities	281,368	336,481
Shareholders' Equity
Preferred stock - no par value; 2,500 shares authorized; none issued or outstanding	0	0
Common stock - no par value; 80,000 shares authorized; 54,213 shares issued	10,000	10,000
Additional paid-in capital	148,307	143,185
Income retained for use in the business	668,421	601,370
Treasury shares - at cost (11,611 and 11,837 shares)	(198,224)	(193,468)
Accumulated other comprehensive income (loss)	5,059	(6,048)
Total Shareholders' Equity	633,563	555,039
Total Liabilities and Shareholders' Equity	$ 914,931	$ 891,520

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data	Jun. 30, 2011	Jun. 30, 2010
Current assets
Accounts receivable, allowances	$ 7,016	$ 6,379
Shareholders' Equity
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares authorized	2,500	2,500
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	80,000	80,000
Common stock, shares issued	54,213	54,213
Treasury stock, shares	11,611	11,837

Statements of Consolidated Cash Flows (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Cash Flows from Operating Activities
Net income	$ 96,759	$ 65,903	$ 42,260
Adjustments to reconcile net income to net cash provided by operating activities:
Goodwill Impairment			36,605
Deferred income taxes	4,784	2,408	(16,648)
Depreciation and amortization of property	11,234	11,465	12,736
Amortization of intangibles	11,382	10,151	9,655
Provision for losses on accounts receivable	2,029	2,508	4,540
Amortization of stock options and appreciation rights	2,473	3,020	3,702
Unrealized foreign exchange transaction (gains) losses		(4)	806
Other share-based compensation expense	3,379	2,361	800
Gain on sale of property	(765)	(198)	(320)
Changes in assets and liabilities, net of acquisitions:
Accounts receivable	(36,271)	(48,578)	63,929
Inventories	(21,197)	83,497	(20,581)
Other operating assets	(11,185)	17,408	6,858
Accounts payable	12,926	13,566	(38,124)
Other operating liabilities	1,294	20,817	(24,918)
Net Cash provided by Operating Activities	76,842	184,324	81,300
Cash Flows from Investing Activities
Property purchases	(20,431)	(7,216)	(6,988)
Proceeds from property sales	1,326	532	757
Net cash paid for acquisition of businesses, net of cash acquired of $ 168 and $185 in 2011 and 2009, respectively	(30,504)	(100)	(172,199)
Other	1,722
Net Cash used in Investing Activities	(47,887)	(6,784)	(178,430)
Cash Flows from Financing Activities
Net short-term (repayments) borrowings under revolving credit facility		(5,000)	5,000
(Repayments) borrowings under revolving credit facility originally classified as long-term	(50,000)		50,000
Long-term debt repayment	(25,000)
Settlements of cross-currency swap agreements	(12,752)
Purchases of treasury shares	(6,085)	(3,929)	(1,210)
Dividends paid	(29,751)	(25,416)	(25,378)
Excess tax benefits from share-based compensation	6,404	2,492	802
Exercise of stock options and appreciation rights	661	1,339	408
Other			(1,120)
Net Cash (used in) provided by Financing Activities	(116,523)	(30,514)	28,502
Effect of Exchange Rate Changes on Cash	2,883	1,109	(5,560)
(Decrease) increase in cash and cash equivalents	(84,685)	148,135	(74,188)
Cash and cash equivalents at beginning of year	175,777	27,642	101,830
Cash and Cash Equivalents at End of Year	91,092	175,777	27,642
Cash paid during the year for:
Income taxes	47,251	31,179	43,081
Interest	$ 2,248	$ 5,195	$ 5,265

Statements of Consolidated Cash Flows (Parenthetical) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2009
Cash Flows from Investing Activities
Cash acquired from businesses acquisition	$ 168	$ 185

Statements of Consolidated Shareholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Paid-in Capital	Income Retained for Use in the Business	Treasury Shares-at Cost	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Jun. 30, 2008	$ 502,075	$ 10,000	$ 133,078	$ 543,692	$ (190,944)	$ 6,249
Beginning balance, shares at Jun. 30, 2008		42,290
Net income	42,260			42,260
Current period cash flow hedging activity, net of income tax of $(457), $(365) and $(82) for 2009, 2010 and 2011, respectively	(569)					(569)
Reclassification of interest expense into income, net of income tax of $264, $535 and $ 116 for 2009, 2010 and 2011 respectively	437					437
Unrealized loss on investment securities available for sale, net of income tax of $(105), $(19) and $ (31) for 2009, 2010 and 2011 respectively	(177)					(177)
Reclassification of pension and postemployment expense into income, net of income tax of $691, $677 and $ 850 for 2009, 2010 and 2011 respectively	1,127					1,127
Pension and postemployment adjustment, net of income tax of $(1,154), $(1,467) and $(435) for 2009, 2010 and 2011 respectively	(1,883)					(1,883)
Foreign currency translation adjustment, net of income tax of $(3,793), $(32) and $(264) for 2009, 2010 and 2011 respectively	(13,033)					(13,033)
Total comprehensive income	28,162
Cash dividends - $0.60, $0.60 and $0.70 per share for 2009, 2010 and 2011 respectively	(25,378)			(25,378)
Purchases of common stock for treasury	(1,210)				(1,210)
Purchases of common stock for treasury, shares		(68)
Treasury shares issued for:
Exercise of stock options and appreciation rights	1,054		47		1,007
Exercise of stock options and appreciation rights, shares		73
Deferred compensation plans	410		110		300
Deferred compensation plans, shares		18
Compensation expense - stock options and appreciation rights	3,701		3,701
Amortization of restricted common stock compensation	391		391
Other	(1,103)		(432)		(671)
Other, shares		(29)
Ending balance at Jun. 30, 2009	508,102	10,000	136,895	560,574	(191,518)	(7,849)
Ending balance, shares at Jun. 30, 2009		42,284
Net income	65,903			65,903
Current period cash flow hedging activity, net of income tax of $(457), $(365) and $(82) for 2009, 2010 and 2011, respectively	(738)					(738)
Reclassification of interest expense into income, net of income tax of $264, $535 and $ 116 for 2009, 2010 and 2011 respectively	873					873
Unrealized loss on investment securities available for sale, net of income tax of $(105), $(19) and $ (31) for 2009, 2010 and 2011 respectively	(27)					(27)
Reclassification of pension and postemployment expense into income, net of income tax of $691, $677 and $ 850 for 2009, 2010 and 2011 respectively	1,104					1,104
Pension and postemployment adjustment, net of income tax of $(1,154), $(1,467) and $(435) for 2009, 2010 and 2011 respectively	(2,393)					(2,393)
Foreign currency translation adjustment, net of income tax of $(3,793), $(32) and $(264) for 2009, 2010 and 2011 respectively	2,982					2,982
Total comprehensive income	67,704
Cash dividends - $0.60, $0.60 and $0.70 per share for 2009, 2010 and 2011 respectively	(25,416)			(25,416)
Purchases of common stock for treasury	(3,929)				(3,929)
Purchases of common stock for treasury, shares		(160)
Treasury shares issued for:
Exercise of stock options and appreciation rights	2,871		1,499		1,372
Exercise of stock options and appreciation rights, shares		214
Deferred compensation plans	255		68		187
Deferred compensation plans, shares		11
Compensation expense - stock options and appreciation rights	3,020		3,020
Amortization of other share-based compensation	2,106		2,106
Other	326		(403)	309	420
Other, shares		27
Ending balance at Jun. 30, 2010	555,039	10,000	143,185	601,370	(193,468)	(6,048)
Ending balance, shares at Jun. 30, 2010		42,376
Net income	96,759			96,759
Current period cash flow hedging activity, net of income tax of $(457), $(365) and $(82) for 2009, 2010 and 2011, respectively	(184)					(184)
Reclassification of interest expense into income, net of income tax of $264, $535 and $ 116 for 2009, 2010 and 2011 respectively	200					200
Unrealized loss on investment securities available for sale, net of income tax of $(105), $(19) and $ (31) for 2009, 2010 and 2011 respectively	(53)					(53)
Reclassification of pension and postemployment expense into income, net of income tax of $691, $677 and $ 850 for 2009, 2010 and 2011 respectively	1,364					1,364
Pension and postemployment adjustment, net of income tax of $(1,154), $(1,467) and $(435) for 2009, 2010 and 2011 respectively	(495)					(495)
Foreign currency translation adjustment, net of income tax of $(3,793), $(32) and $(264) for 2009, 2010 and 2011 respectively	10,275					10,275
Total comprehensive income	107,866
Cash dividends - $0.60, $0.60 and $0.70 per share for 2009, 2010 and 2011 respectively	(29,751)			(29,751)
Purchases of common stock for treasury	(6,085)				(6,085)
Purchases of common stock for treasury, shares		(190)
Treasury shares issued for:
Exercise of stock options and appreciation rights	597		(109)		706
Exercise of stock options and appreciation rights, shares		379
Deferred compensation plans	221		102		119
Deferred compensation plans, shares		6
Compensation expense - stock options and appreciation rights	2,473		2,473
Amortization of other share-based compensation	3,158		3,158
Other	45		(502)	43	504
Other, shares		31
Ending balance at Jun. 30, 2011	$ 633,563	$ 10,000	$ 148,307	$ 668,421	$ (198,224)	$ 5,059
Ending balance, shares at Jun. 30, 2011		42,602

Statements of Consolidated Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Tax impact of unrealized loss on cash flow hedge	$ (82)	$ (365)	$ (457)
Tax impact of reclassification of interest expense into income	116	535	264
Tax impact on unrealized loss on investment securities available for sale	(31)	(19)	(105)
Tax impact on reclassification of pension and postemployment expense into income	850	677	691
Tax impact on pension and postemployment adjustment	(435)	(1,467)	(1,154)
Tax impact on foreign currency translation adjustment	(264)	(32)	(3,793)
Dividend per share	$ 0.7	$ 0.6	$ 0.6
Income Retained for Use in the Business
Dividend per share	$ 0.7	$ 0.6	$ 0.6
Accumulated Other Comprehensive Income (Loss)
Tax impact of unrealized loss on cash flow hedge	(82)	(365)	(457)
Tax impact of reclassification of interest expense into income	116	535	264
Tax impact on unrealized loss on investment securities available for sale	(31)	(19)	(105)
Tax impact on reclassification of pension and postemployment expense into income	850	677	691
Tax impact on pension and postemployment adjustment	(435)	(1,467)	(1,154)
Tax impact on foreign currency translation adjustment	$ (264)	$ (32)	$ (3,793)

Business and Accounting Policies	12 Months Ended
Jun. 30, 2011
Business and Accounting Policies [Abstract]
BUSINESS AND ACCOUNTING POLICIES
NOTE 1: BUSINESS AND ACCOUNTING POLICIES
Business
Applied Industrial Technologies, Inc. and subsidiaries (the “Company” or “Applied”) is one of North America’s largest industrial distributors serving Maintenance Repair Operations (MRO), Original Equipment Manufacturing (OEM) and Government markets. Applied is an authorized source for a diverse range of products, including bearings, power transmission components, fluid power components and systems, industrial rubber products, linear motion components, tools, safety products, and general maintenance and mill supply products. The Company also provides customized shop services for mechanical, fabricated rubber and fluid power products, as well as services to meet storeroom management and maintenance training needs. Although the Company does not generally manufacture the products it sells, it does assemble and repair certain products and systems.
Consolidation
The consolidated financial statements include the accounts of Applied Industrial Technologies, Inc. and its subsidiaries. Intercompany transactions and balances have been eliminated in consolidation. The financial results of the Company’s Canadian and Mexican subsidiaries are included in the consolidated financial statements for the twelve months ended May 31.
Foreign Currency
The financial statements of the Company’s Canadian and Mexican subsidiaries are measured using local currencies as their functional currencies. Assets and liabilities are translated into U.S. dollars at current exchange rates, while income and expenses are translated at average exchange rates. Translation gains and losses are included as components of accumulated other comprehensive income (loss) in consolidated shareholders’ equity. Gains and losses resulting from transactions denominated in foreign currencies are included in the statements of consolidated income as a component of other (income) expense, net.
Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the period. Actual results may differ from the estimates and assumptions used in preparing the consolidated financial statements.
Cash and Cash Equivalents
The Company considers all short-term, highly liquid investments with maturities of three months or less at the date of purchase to be cash equivalents. Cash and cash equivalents are carried at cost, which approximates fair value.
Marketable Securities
The primary marketable security investments of the Company include money market and mutual funds held in a rabbi trust for a non-qualified compensation plan. These are included in other assets in the consolidated balance sheets, are classified as trading securities, and reported at fair value based on quoted market prices. Unrealized gains and losses are recorded in other (income) expense, net in the statements of consolidated income and reflect changes in the fair value of the investments during the period.
Concentration of Credit Risk
The Company has a broad customer base representing many diverse industries across North America. As such, the Company does not believe that a significant concentration of credit risk exists in its accounts receivable.
The Company’s cash and cash equivalents include deposits with commercial banks and investments in money market funds. While Applied monitors the creditworthiness of these commercial banks and institutions, a crisis in the U.S., Canadian or Mexican financial systems could limit access to funds and/or result in the loss of principal. The terms of these deposits and investments provide that all monies are available to the Company upon demand.
Allowances for Doubtful Accounts
The Company evaluates the collectibility of trade accounts receivable based on a combination of factors. Initially, the Company estimates an allowance for doubtful accounts as a percentage of net sales based on historical bad debt experience. This initial estimate is adjusted based on recent trends of customers and industries estimated to be greater credit risks, trends within the entire customer pool and changes in the overall aging of accounts receivable. Accounts are written off against the allowance when it becomes evident collection will not occur. While the Company has a large customer base that is geographically dispersed, a general economic downturn in any of the industry segments in which the Company operates could result in higher than expected defaults, and therefore, the need to revise estimates for bad debts.
Inventories
Inventories are valued at the lower of cost or market, using the last-in, first-out (LIFO) method for U.S. inventories and the average cost method for foreign inventories. The Company adopted the link chain dollar value LIFO method of accounting for U.S. inventories in fiscal 1974. At June 30, 2011, approximately 40% of the Company’s domestic inventory dollars relate to LIFO layers added in the 1970s. The Company maintains five LIFO pools based on the following product groupings: bearings, power transmission products, rubber products, fluid power products and other products. LIFO layers and/or liquidations are determined consistently year-to-year.
The Company evaluates the recoverability of its slow moving or obsolete inventories at least quarterly. The Company estimates the recoverable cost of such inventory by product type while considering factors such as its age, historic and current demand trends, the physical condition of the inventory as well as assumptions regarding future demand. The Company’s ability to recover its cost for slow moving or obsolete inventory can be affected by such factors as general market conditions, future customer demand and relationships with suppliers. Historically, the Company’s inventories have demonstrated long shelf lives, are not highly susceptible to obsolescence and are eligible for return under various supplier return programs.
Supplier Purchasing Programs
The Company enters into agreements with certain suppliers providing for inventory purchase incentives. The Company’s inventory purchase incentive arrangements are unique to each supplier and are generally annual programs ending at either the Company’s fiscal year end or the supplier’s year end. Incentives are received in the form of cash or credits against purchases upon attainment of specified purchase volumes and are received monthly, quarterly or annually. The incentives are generally a specified percentage of the Company’s net purchases based upon achieving specific purchasing volume levels. These percentages can increase or decrease based on changes in the volume of purchases. The Company accrues for the receipt of these inventory purchase incentives based upon cumulative purchases of inventory. The percentage level utilized is based upon the estimated total volume of purchases expected during the life of the program. Each supplier program is analyzed, reviewed and reconciled each quarter as information becomes available to determine the appropriateness of the amount estimated to be received. Upon program completion, differences between estimates and actual incentives subsequently received have not been material. Benefits under these supplier purchasing programs are recognized under the Company’s LIFO inventory accounting method as a reduction of cost of sales when the inventories representing these purchases are recorded as cost of sales. Accrued incentives expected to be settled as a credit against purchases are reported on the consolidated balance sheet as an offset to amounts due to the related supplier.
Property and Related Depreciation and Amortization
Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets and is included in selling, distribution and administrative expenses in the accompanying statements of consolidated income. Buildings, building improvements and leasehold improvements are depreciated over ten to thirty years or the life of the lease if a shorter period, and equipment is depreciated over three to eight years. The Company capitalizes internal use software development costs in accordance with guidance on accounting for costs of computer software developed or obtained for internal use. Amortization is recorded as the software is placed in service on a straight-line basis over the estimated useful life of the software, generally not to exceed twelve years. Capitalized software and hardware costs are classified as property on the consolidated balance sheets. The carrying values of property and equipment are reviewed for impairment when events or changes in circumstances indicate that the recorded value cannot be recovered from undiscounted future cash flows. Impairment losses, if any, would be measured based upon the difference between the carrying amount and the fair value of the assets.
Goodwill and Intangible Assets
Goodwill is recognized as the excess cost of an acquired entity over the net amount assigned to assets acquired and liabilities assumed. Goodwill is not amortized. Goodwill is reviewed for impairment annually as of January 1 or whenever changes in conditions indicate an evaluation should be completed. These conditions could include a significant change in the business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit. The Company utilizes discounted cash flow models and market multiples for comparable businesses to determine the fair value of reporting units. Evaluating impairment requires significant judgment by management, including estimated future operating results, estimated future cash flows, the long-term rate of growth of the business, and determination of an appropriate discount rate. While the Company uses available information to prepare the estimates and evaluations, actual results could differ significantly.
The Company recognizes acquired intangible assets such as customer relationships, trade names, vendor relationships, and non-competition agreements apart from goodwill. Customer relationship intangibles are amortized using the sum-of-the-years-digits method over estimated useful lives consistent with assumptions used in the determination of their value. Amortization of all other finite-lived intangible assets is computed using the straight-line method over the estimated period of benefit. The Company also maintains intangible assets with indefinite lives which are not amortized. Amortization of intangible assets is included in selling, distribution and administrative expenses in the accompanying statements of consolidated income. Intangible assets with finite lives are reviewed for impairment when changes in conditions indicate carrying value may not be recoverable. Intangible assets with indefinite lives are reviewed for impairment on an annual basis or whenever changes in conditions indicate an evaluation should be completed.
Self-Insurance Liabilities
The Company maintains business insurance programs with significant self-insured retention covering workers’ compensation, business, automobile, general product liability and other claims. The Company accrues estimated losses including those incurred but not reported using actuarial calculations, models and assumptions based on historical loss experience. The Company maintains a self-insured health benefits plan, which provides medical benefits to employees electing coverage under the plan. The Company estimates its reserve for all unpaid medical claims including those incurred but not reported based on historical experience, adjusted as necessary based upon management’s reasoned judgment.
Revenue Recognition
Sales are recognized when the sales price is fixed, collectibility is reasonably assured and the product’s title and risk of loss is transferred to the customer. Typically, these conditions are met when the product is shipped to the customer. The Company charges shipping and handling fees when products are shipped or delivered to a customer, and includes such amounts in net sales. The Company reports its sales net of actual sales returns and the amount of reserves established for anticipated sales returns based on historical rates. Sales tax collected from customers is excluded from net sales in the accompanying statements of consolidated income.
Shipping and Handling Costs
The Company records freight payments to third parties in cost of sales and internal delivery costs in selling, distribution and administrative expenses in the accompanying statements of consolidated income. Internal delivery costs in selling, distribution and administrative expenses were approximately  $15,400,  $14,400 and  $15,400 for the fiscal years ended June 30, 2011, 2010 and 2009, respectively.
Income Taxes
Income taxes are determined based upon income and expenses recorded for financial reporting purposes. Deferred income taxes are recorded for estimated future tax effects of differences between the bases of assets and liabilities for financial reporting and income tax purposes, giving consideration to enacted tax laws. Uncertain tax positions meeting a more-likely-than-not recognition threshold are recognized in accordance with the Income Taxes topic of the Accounting Standards Codification (ASC). The Company recognizes accrued interest and penalties related to unrecognized income tax benefits in the provision for income taxes.
Share-Based Compensation
Share-based compensation represents the cost related to share-based awards granted to associates under the 2007 Long-Term Performance Plan (the 2007 Plan). The Company measures share-based compensation cost at grant date, based on the estimated fair value of the award and recognizes the cost over the associate requisite service period. Non-qualified stock options and stock appreciation rights (SARs) are granted with an exercise price equal to the closing market price of the Company’s common stock at the date of grant and the fair values are determined using a Black-Scholes option pricing model, which incorporates assumptions regarding the expected volatility, the expected option life, the risk-free interest rate and the expected dividend yield. SARs and stock option awards generally vest over four years of continuous service and have 10-year contractual terms. The fair value of restricted stock awards, restricted stock units (RSUs), and performance shares are based on the closing market price of Company common stock on the grant date.
Treasury Shares
Shares of common stock repurchased by the Company are recorded at cost as treasury shares and result in a reduction of shareholders’ equity in the consolidated balance sheets. The Company uses the weighted-average cost method for determining the cost of shares reissued. The difference between the cost of the shares and the reissuance price is added to or deducted from additional paid-in capital.

Business Combinations	12 Months Ended
Jun. 30, 2011
Business Combinations [Abstract]
BUSINESS COMBINATIONS
NOTE 2: BUSINESS COMBINATIONS
Results of operations of acquired businesses are included in the accompanying consolidated financial statements from their respective acquisition dates based on the Company’s consolidation policy.
Fluid Power Resource Acquisition
On August 29, 2008, Applied acquired Fluid Power Resource, LLC and the following fluid power distribution businesses: Bay Advanced Technologies, Carolina Fluid Components, DTS Fluid Power, Fluid Tech, Hughes HiTech, Hydro Air, and Power Systems (collectively “FPR”). Applied acquired certain assets and assumed certain specified liabilities of FPR for an aggregate cash purchase price of  $166,000.
The acquired businesses included 19 locations and the associated assembled workforce. This acquisition is part of the Fluid Power Businesses segment whose base business is distributing fluid power components, assembling fluid power systems, performing equipment repair, and offering technical advice to customers. This acquisition increased the Company’s capabilities in the following areas: fluid power system integration; manifold design, machining, and assembly; and the integration of hydraulics with electronics.
The excess of the purchase price over the estimated fair values was assigned to goodwill and is expected to be deductible for tax purposes. The goodwill was written off as part of an impairment charge in the fourth quarter of fiscal 2009.
The table below presents summarized unaudited pro forma results of operations as if FPR had been acquired effective at the beginning of the fiscal year ended June 30, 2009. No pro forma results are presented for fiscal year 2011 or 2010 as the results of the acquired company are included in the actual results.

(unaudited)	2009
|
Net sales	$1,962,882
Income before income taxes	66,357
Net income	42,601
Net income per share — diluted	$1.00

Other Acquisitions
The Company acquired the following distributors to complement and extend its business over a broader geographic area. Results of operations for the acquired businesses below are all part of the Service Center Based Distribution segment. The results of operations for these acquisitions are not material for any year presented.
In May 2011, the Company acquired Gulf Coast Bearing & Supply Co., a full line bearing and power transmission distributor, located in the U.S. In July 2010, the Company acquired UZ Engineered Products, a distributor of industrial supply products for maintenance, repair, and operational needs, in the government and commercial sectors, throughout the U.S. and Canada. In August 2010, the Company acquired SCS Supply Group, a distributor of bearings, power transmission components, electrical components, fluid power products and industrial supplies in Canada. In December 2008, the Company acquired certain assets of Cincinnati Transmission Company, a distributor of power transmission and motion control products as well as gearbox repair solutions located in the U.S.

Inventories	12 Months Ended
Jun. 30, 2011
Inventories [Abstract]
INVENTORIES
NOTE 3: INVENTORIES
Inventories consist of the following:

June 30,	2011	2010

U.S. inventories at current cost	$280,875	$268,021
Foreign inventories at average cost	60,837	48,403

	341,712	316,424
Less: Excess of current cost over LIFO cost for U.S. inventories	137,646	143,171

Inventories on consolidated balance sheets	$204,066	$173,253

In fiscal 2011 and 2010, reductions in certain U.S. inventories resulted in the liquidation of LIFO inventory quantities carried at lower costs prevailing in prior years. As a result, LIFO benefits reduced cost of goods sold by  $5,300 in fiscal 2011 and  $23,500 in fiscal 2010. The LIFO reserves were reduced by the same amounts. If inventory levels had remained constant with the prior year’s levels, instead of recording these benefits, the Company would have recorded LIFO expense of  $7,000 in fiscal 2011 and  $19,200 in fiscal 2010. Therefore, the overall impact of LIFO layer liquidations increased gross profit by  $12,300 in fiscal 2011 and  $42,700 in fiscal 2010.

Goodwill and Intangibles	12 Months Ended
Jun. 30, 2011
Goodwill and Intangibles [Abstract]
GOODWILL AND INTANGIBLES
NOTE 4: GOODWILL AND INTANGIBLES
The changes in the carrying amount of goodwill for the Service Center Based Distribution segment for the years ended June 30, 2011 and 2010 is as follows:

Balance at July 1, 2009	$63,108
Other, primarily currency translation	297

Balance at June 30, 2010	63,405

Goodwill acquired during the year	11,700
Other, primarily currency translation	1,876

Balance at June 30, 2011	$76,981

At June 30, 2011, accumulated goodwill impairment losses subsequent to fiscal year 2002, totaled  $36,605 and related to the Fluid Power Businesses segment.
During the fourth quarter of fiscal 2009, the Company performed an interim goodwill impairment test since operating results and expected future market conditions had deteriorated from the annual goodwill impairment testing performed during the third quarter of fiscal 2009. The fair value of the Fluid Power Businesses segment was estimated based on discounted cash flows. The Company utilized information from the annual financial planning process completed in the fourth quarter of fiscal 2009, reviewed external economic forecasts published in the fourth quarter of fiscal 2009, considered continuing declines in key economic indices that correlate with the business, and considered the continuing declines in sales and operating results experienced in the third and fourth quarters of fiscal 2009 compared to previous forecasts and projections. The Company deemed the business climate to have dramatically changed and adjusted the longer term outlook for recovery of operating results to reflect management’s belief that it would take longer and be more gradual than initially forecast. As a result of this interim test, the Company determined that all of the goodwill associated with the Fluid Power Businesses segment was impaired as of June 30, 2009. Virtually all of the goodwill in the Fluid Power Businesses segment related to the FPR acquisition in August 2008. Therefore, in accordance with the Intangibles — Goodwill and Other topic of the ASC, the Company recognized an impairment charge of  $36,605 for goodwill in the fourth quarter of fiscal 2009, which decreased net income by  $23,000 and earnings per share by  $0.54. In addition, the Company performed an impairment analysis of its intangible assets and noted no further impairment.
Intangibles consist of the following:

		Accumulated	Net
June 30, 2011	Amount	Amortization	Book Value

Finite-Lived Intangibles:
Customer relationships	$78,084	$23,111	$54,973
Trade names	25,944	5,666	20,278
Vendor relationships	14,211	3,696	10,515
Non-competition agreements	5,127	2,632	2,495

Total Finite-Lived Intangibles	123,366	35,105	88,261

Indefinite-Lived Trade Names	1,290		1,290

Total Intangibles	$124,656	$35,105	$89,551

		Accumulated	Net
June 30, 2010	Amount	Amortization	Book Value

Customer relationships	$65,324	$15,328	$49,996
Trade names	25,648	3,777	21,871
Vendor relationships	13,842	2,511	11,331
Non-competition agreements	4,394	1,676	2,718

Total Intangibles	$109,208	$23,292	$85,916

Amounts include the impact of foreign currency translation. Fully amortized amounts are written off.
Finite-lived intangible assets acquired in fiscal 2011 had original weighted-average useful lives of 18 years. These consist of customer relationships of  $12,100 (19-year weighted-average useful life), finite-lived trade names of  $267 (3-year weighted-average useful life), and non-competition agreements of  $554 (4-year weighted-average useful life). Indefinite-lived trade names valued at  $1,290 were also acquired in fiscal 2011.
Amortization of intangibles totaled  $11,382,  $10,151 and  $9,655 in fiscal 2011, 2010 and 2009, respectively, and is included in selling, distribution and administrative expenses in the statements of consolidated income. Amortization expense based on the Company’s intangible assets as of June 30, 2011 is estimated to be  $10,900 for 2012,  $10,200 for 2013,  $8,800 for 2014,  $8,200 for 2015 and  $7,600 for 2016.

Debt	12 Months Ended
Jun. 30, 2011
Debt [Abstract]
DEBT
NOTE 5: DEBT
While the Company had no outstanding borrowings as of June 30, 2011, the amounts outstanding as of June 30, 2010 consisted of:

June 30,	2010

7.98% Private placement debt, paid at maturity in November 2010	$25,000
Revolving credit facility	50,000

Total outstanding debt	75,000
Less: Payable within one year	75,000

Long-term portion of outstanding debt	$0

The Company has a revolving credit facility with a group of banks expiring in June 2012. This agreement provides for unsecured borrowings of up to  $150,000. Fees on this facility range from 0.07% to 0.15% per year on the average amount of the total revolving credit commitments during the year. Borrowings under this agreement carry variable interest rates tied to either LIBOR, prime, or the bank’s cost of funds at the Company’s discretion. Unused lines under this facility, net of outstanding letters of credit of  $6,854 to secure certain insurance obligations, totaled  $143,146 at June 30, 2011 and are available to fund future acquisitions or other capital and operating requirements. As of June 30, 2011, the Company had no outstanding borrowings on this revolving credit facility. At June 30, 2010, there was  $50,000 outstanding on this facility with a weighted-average interest rate (including the associated interest rate swap) of 3.3%.
The Company has an agreement with Prudential Insurance Company for an uncommitted shelf facility that enables the Company to borrow up to  $100,000 in additional long-term financing with terms of up to fifteen years. The agreement expires in February 2013. There were no borrowings under this agreement at June 30, 2011.
The revolving credit facility and uncommitted shelf facility contain restrictive covenants regarding liquidity, net worth, financial ratios, and other covenants. At June 30, 2011, the most restrictive of these covenants required that the Company have consolidated income before interest, taxes, depreciation and amortization at least equal to 300% of net interest expense. At June 30, 2011, the Company was in compliance with all covenants.

Risk Management Activities	12 Months Ended
Jun. 30, 2011
Risk Management Activities [Abstract]
RISK MANAGEMENT ACTIVITIES
NOTE 6: RISK MANAGEMENT ACTIVITIES
Derivative instruments held by the Company as of June 30, 2010 were settled in the first half of fiscal 2011.
The Company is exposed to market risks, primarily resulting from changes in foreign currency exchange rates. To manage this risk, the Company may enter into derivative transactions pursuant to the Company’s written policy. Derivative instruments are recorded on the consolidated balance sheet at their fair value and changes in fair value are recorded each period in current earnings or comprehensive income. The Company does not hold or issue derivative financial instruments for trading purposes. The criteria for designating a derivative as a hedge include the assessment of the instrument’s effectiveness in risk reduction, matching of the derivative instrument to its underlying transaction, and the probability that the underlying transaction will occur.
In fiscal 2011, the Company settled cross-currency swap agreements outstanding since November 2000, and an interest rate swap outstanding since September 2008.
The following table summarizes the fair value of derivative instruments as recorded in other current liabilities in the consolidated balance sheet as of June 30, 2010 (there are no amounts outstanding as of June 30, 2011):

June 30,	2010

Derivatives designated as hedging instruments:
Cross-currency swap	$8,728
Interest rate swap	316

Total derivatives designated as hedging instruments	9,044

Derivative not designated as a hedging instrument — cross-currency swap	2,182

Total Derivatives	$11,226

The following table summarizes the effects of derivative instruments on income and other comprehensive income (OCI) for the years ended June 30, 2011, 2010 and 2009 (amounts presented exclude any income tax effects):

				Amount of Loss Reclassified from
Derivatives in Cash Flow	Amount of Gain (Loss) Recognized in OCI			Accumulated OCI into Income (Effective
Hedging Relationships	on Derivatives (Effective Portion)			Portion), Included in Interest Expense
	2011	2010	2009	2011	2010	2009

Cross-currency swap		$(2,039)	$3,790
Interest rate swap		(343)	(1,381)	$(316)	$(1,408)	$(701)

Total		$(2,382)	$2,409	$(316)	$(1,408)	$(701)

Derivative Not	Amount of Gain (Loss) Recognized on
Designated	Derivative, Included in Other (Income)
as Hedging Instrument	Expense, net
	2011	2010	2009

Cross-currency swap	$(368)	$(510)	$947

Fair Value Measurements	12 Months Ended
Jun. 30, 2011
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 7: FAIR VALUE MEASUREMENTS
Financial assets and liabilities measured at fair value on a recurring basis are as follows:

	Fair Value Measurements
			Quoted Prices in
			Active Markets		Significant Other		Significant
			for Identical Instruments		Observable Inputs		Unobservable Inputs
	Recorded Value		Level 1		Level 2		Level 3
June 30,	2011	2010	2011	2010	2011	2010	2011	2010

Assets:
Marketable securities	$10,881	$8,592	$10,881	$8,592

Liabilities:
Cross-currency swaps		$10,910				$10,910
Interest rate swap		316				316

Total Liabilities		$11,226				$11,226

Marketable securities in the previous table are held in a rabbi trust for a non-qualified deferred compensation plan. The marketable securities are included in other assets in the consolidated balance sheets. The fair values were derived using quoted market prices.
Fair values for cross-currency and interest rate swaps shown in the previous table were derived based on valuation models using foreign currency exchange rates and inputs readily available in the public swap markets for similar instruments adjusted for terms specific to these instruments. Since the inputs used to value these instruments were observable and the counterparties were creditworthy, the Company classified them as Level 2 inputs. These liabilities have been settled in fiscal 2011, the balances at June 30, 2010 were included in other current liabilities in the consolidated balance sheets.

Income Taxes	12 Months Ended
Jun. 30, 2011
Income Taxes [Abstract]
INCOME TAXES
NOTE 8: INCOME TAXES
Income Before Income Taxes
The components of income before income taxes are as follows:

Year Ended June 30,	2011	2010	2009

U.S.	$127,567	$91,932	$54,916
Foreign	25,321	13,085	10,898

Total income before income taxes	$152,888	$105,017	$65,814

Provision
The provision (benefit) for income taxes consists of:

Year Ended June 30,	2011	2010	2009

Current:
Federal	$36,799	$28,342	$30,142
State and local	6,208	4,123	4,235
Foreign	8,338	4,241	5,825

Total current	51,345	36,706	40,202

Deferred:
Federal	5,648	1,880	(14,492)
State and local	169	(311)	(769)
Foreign	(1,033)	839	(1,387)

Total deferred	4,784	2,408	(16,648)

Total	$56,129	$39,114	$23,554

The exercise of non-qualified stock options and appreciation rights during fiscal 2011, 2010 and 2009 resulted in  $6,003,  $1,466 and  $452, respectively, of income tax benefits to the Company derived from the difference between the market price at the date of exercise and the option price. Vesting of stock awards and other stock compensation in fiscal 2011, 2010 and 2009 resulted in  $401,  $1,026 and  $422, respectively, of incremental income tax benefits over the amounts previously reported for financial reporting purposes. These tax benefits were recorded in additional paid-in capital.
Effective Tax Rates
The following reconciles the federal statutory income tax rate and the Company’s effective income tax rate:

Year Ended June 30,	2011	2010	2009

Statutory income tax rate	35.0%	35.0%	35.0%
Effects of:
State and local taxes	2.8	2.2	3.2
U.S. tax on foreign income, net	1.8		6.4
Foreign tax credit carryforwards			(6.0)
Valuation allowance	(.6)	.8	(1.5)
Foreign income taxes	(1.0)	.5	(.4)
Deductible dividend	(.5)	(.7)	(1.2)
Other, net	(.8)	(.6)	.3

Effective income tax rate	36.7%	37.2%	35.8%

Consolidated Balance Sheets
Significant components of the Company’s net deferred tax assets are as follows:

June 30,	2011	2010

Deferred tax assets:
Compensation liabilities not currently deductible	$36,746	$34,963
Expenses and reserves not currently deductible	5,498	8,442
Goodwill and intangibles	9,075	11,334
Net operating loss carryforwards (expiring in years 2015-2026)	432	843
Foreign tax credits (expiring in years 2020 and 2021)	4,090	4,086
Other	677	939

Total deferred tax assets	56,518	60,607
Less: Valuation allowance	(158)	(997)

Deferred tax assets, net of valuation allowance	56,360	59,610

Deferred tax liabilities:
Inventories	(4,755)	(4,764)
Unremitted foreign earnings	(2,804)
Depreciation and differences in property bases	(2,062)	(480)
Currency translation		(264)

Total deferred tax liabilities	(9,621)	(5,508)

Net deferred tax assets	$46,739	$54,102

The net deferred tax asset is classified as follows:
Other current assets	$5,510	$6,813
Deferred tax assets (long-term)	43,447	48,493
Other current liabilities		(349)
Other liabilities	(2,218)	(855)

Net deferred tax assets	$46,739	$54,102

Valuation allowances are provided against deferred tax assets where it is considered more-likely-than-not that the Company will not realize the benefit of such assets. The remaining net deferred tax asset is the amount management believes is more-likely-than-not of being realized. The realization of these deferred tax assets can be impacted by changes to tax laws, statutory rates and future income levels.
U.S. federal income taxes are provided on the portion of non-U.S. subsidiaries income that is not considered to be permanently reinvested outside the U.S. and may be remitted to the U.S. At June 30, 2011, undistributed earnings of non-U.S. subsidiaries considered to be permanently reinvested and for which no U.S. tax has been provided totaled approximately  $58,300. Determination of the net amount of the unrecognized tax liability with respect to these earnings is not practicable; however, foreign tax credits would be available to partially reduce U.S. income taxes in the event of a distribution. Undistributed earnings of non-U.S. subsidiaries not considered to be permanently reinvested totaled approximately  $13,600. U.S. taxes totaling  $2,804 have been accrued on these earnings.
Unrecognized Income Tax Benefits
The Company and its subsidiaries file income tax returns in U.S. federal, various state, local and foreign jurisdictions. The following is a reconciliation of the Company’s total gross unrecognized income tax benefits:

Year Ended June 30,	2011	2010	2009

Unrecognized Income Tax Benefits at beginning of the year	$1,842	$1,860	$2,004
Current year tax positions	153	130	183
Prior year tax positions	50	46	(51)
Expirations of statutes of limitations	(273)	(194)	(167)
Settlements	(591)		(109)

Unrecognized Income Tax Benefits at end of year	$1,181	$1,842	$1,860

Included in the balance of unrecognized income tax benefits at June 30, 2011, 2010 and 2009 are  $659,  $988 and  $984, respectively, of income tax benefits that, if recognized, would affect the effective income tax rate.
During 2011, 2010 and 2009, the Company recognized  $(22),  $22 and  $32, respectively, for interest and penalties related to unrecognized income tax benefits in its statements of consolidated income. The Company had a liability for penalties and interest of  $525 and  $547 as of June 30, 2011 and 2010, respectively. The Company does not anticipate a significant change to the total amount of unrecognized income tax benefits within the next twelve months.
The Company is subject to U.S. federal income tax examinations for the tax years 2008 through 2011. In addition, the Company is subject to foreign, state and local income tax examinations for the tax years 2008 through 2011.
The Company’s unrecognized income tax benefits are included in other liabilities in the consolidated balance sheets since payment of cash is not expected within one year.

Shareholders' Equity	12 Months Ended
Jun. 30, 2011
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9: SHAREHOLDERS’ EQUITY
Treasury Shares
At June 30, 2011, 596 shares of the Company’s common stock held as treasury shares were restricted as collateral under escrow arrangements relating to change in control and director and officer indemnification agreements.
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss) is comprised of the following:

June 30,	2011	2010

Pension liability, net of taxes	$(11,212)	$(12,081)
Foreign currency translation, net of taxes	16,189	5,914
Unrealized gains on investment securities available for sale, net of taxes	82	135
Unrealized losses on cash flow hedges, net of taxes		(16)

Total accumulated other comprehensive income (loss)	$5,059	$(6,048)

Net Income Per Share
The following is a computation of basic and diluted earnings per share:

Year Ended June 30,	2011	2010	2009

Net Income	$96,759	$65,903	$42,260

Average Shares Outstanding:
Weighted-average common shares outstanding for basic computation	42,433	42,312	42,287
Dilutive effect of potential common shares	821	549	507

Weighted-average common shares outstanding for dilutive computation	43,254	42,861	42,794

Net Income Per Share — Basic	$2.28	$1.56	$1.00

Net Income Per Share — Diluted	$2.24	$1.54	$0.99

Stock options and appreciation rights relating to the acquisition of 176, 1,034 and 1,208 shares of common stock were outstanding at June 30, 2011, 2010 and 2009, respectively, but were not included in the computation of diluted earnings per share for the fiscal years then ended as they were anti-dilutive.

Share-Based Compensation	12 Months Ended
Jun. 30, 2011
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION
NOTE 10: SHARE-BASED COMPENSATION
Share-Based Incentive Plans
The 2007 Long-Term Performance Plan (the 2007 Plan), which expires in 2012, provides for granting of stock options, SARs, stock awards, cash awards, and such other awards or combination thereof as the Executive Organization and Compensation Committee or the Corporate Governance Committee of the Board of Directors (the Committee) may determine to officers, other key associates and members of the Board of Directors. Grants are generally made by the Committee at regularly scheduled meetings. Compensation costs charged to expense under award programs paid (or to be paid) with shares (including stock options, SARs, restricted stock, RSUs and performance shares) are summarized in the table below:

Year Ended June 30,	2011	2010	2009

SARs and options	$2,473	$3,020	$3,702
Performance shares	1,705	1,076
Restricted stock and RSUs	1,453	1,029	392

Total compensation costs under award programs	$5,631	$5,125	$4,094

Such amounts are included in selling, distribution and administrative expenses in the accompanying statements of consolidated income. It has been the practice of the Company to issue shares from treasury to satisfy requirements of awards paid with shares. The aggregate unamortized compensation cost for award programs paid (or to be paid) with shares at June 30, 2011 is  $6,730. This amount will be recognized in expense over the weighted-average remaining vesting period of 2.0 years. The aggregate number of shares of common stock which may be awarded under the 2007 Plan is 2,000; shares available for future grants at June 30, 2011 were 629.
Stock Appreciation Rights and Stock Options
The weighted-average assumptions used for SARs and stock option grants issued in fiscal 2011, 2010 and 2009 are:

	2011	2010	2009

Expected life, in years	5.1	5.5	5.5
Risk free interest rate	1.6%	2.4%	2.9%
Dividend yield	2.5%	2.5%	2.2%
Volatility	46.2%	52.2%	48.4%
Per share fair value of SARs and stock options granted during the year	$9.78	$8.45	$10.31

The expected life is based upon historical exercise experience of the officers, other key associates and members of the Board of Directors. The risk free interest rate is based upon U.S. Treasury zero-coupon bonds with remaining terms equal to the expected life of the SARs and stock options. The assumed dividend yield has been estimated based upon the Company’s historical results and expectations for changes in dividends and stock prices. The volatility assumption is calculated based upon historical daily price observations of the Company’s common stock for a period equal to the expected life.
SARs are redeemable solely in Company common stock. The exercise price of stock option awards may be settled by the holder with cash or by tendering Company common stock.
A summary of SARs and stock options activity is presented below:

June 30, 2011		Weighted-Average
(Share amounts in thousands)	Shares	Exercise Price

Outstanding, beginning of year	2,400	$18.19
Granted	227	29.60
Exercised	(822)	11.50
Forfeited	(1)	20.99

Outstanding, end of year	1,804	$22.68

Exercisable at end of year	1,169	$21.03

The weighted-average remaining contractual terms for SARs and stock options outstanding and exercisable at June 30, 2011 were 6.1 and 5.1 years, respectively. The aggregate intrinsic values of SARs and stock options outstanding and exercisable at June 30, 2011 were  $15,564. The aggregate intrinsic value of the SARs and stock options exercised during fiscal 2011, 2010 and 2009 was  $18,526,  $5,157 and  $1,453, respectively.
As of June 30, 2011, unrecognized compensation cost related to SARs and stock options amounted to  $1,775. That cost is expected to be recognized over a weighted-average period of 2.3 years. The total fair value of shares vested during fiscal 2011, 2010 and 2009 was  $2,645,  $2,673 and  $2,495, respectively.
Performance Shares
Performance shares are a type of award under the 2007 Plan that are intended to provide incentives to achieve three-year goals. Performance shares pay out in shares of Applied stock at the end of a three-year period provided the Company achieves the established goals. The number of Applied shares payable will vary depending on the level of the goal achieved.
A summary of nonvested performance shares activity at June 30, 2011 is presented below:

		Weighted-Average
June 30, 2011		Grant-Date
(Share amounts in thousands)	Shares	Fair Value

Nonvested, beginning of year	156	$20.67
Granted	66	29.27
Vested

Nonvested, end of year	222	$23.23

The Committee set three one-year goals for the 2011 grant tied to the Company’s earnings before interest, tax, depreciation, and amortization (EBITDA) and after-tax return on assets (ROA). Each fiscal year during the three-year term has its own separate goals. Achievement during any particular fiscal year is “banked” for payout at the end of the three-year term.
Fiscal 2010 was the first year performance shares were granted. Because of volatile market conditions at the beginning of fiscal 2010, the Committee set one-year goals for the fiscal 2010 grant tied to the Company’s EBITDA. As the targeted goals were accomplished, the performance shares have been converted to 156 restricted stock units (performance share RSUs or PSRSUs ). These PSRSUs vest at the end of the original three-year performance share grant period, with dividend equivalents paid on each PSRSU on a current basis. At June 30, 2010, 156 PSRSUs were issued under the fiscal 2010 performance share awards. These PSRSUs are reported in the prior table.
As of June 30, 2011, unamortized compensation cost related to performance shares was  $2,384 to be amortized over the weighted-average remaining vesting period of 1.5 years.
     Restricted Stock and Restricted Stock Units
Restricted stock award recipients are entitled to receive dividends on, and have voting rights with respect to their respective shares, but are restricted from selling or transferring the shares prior to vesting. Restricted stock awards vest over periods of one to four years. In fiscal 2010, the Company began to grant RSUs. RSUs are grants valued in shares of Applied stock, but shares are not issued until the grants vest three years from the award date, assuming continued employment with Applied. RSUs vest on a pro rata basis upon retirement during the three-year term. Applied pays dividend equivalents on RSUs on a current basis.
A summary of the status of the Company’s nonvested restricted stock and RSUs at June 30, 2011 is presented below:

		Weighted-Average
June 30, 2011		Grant-Date
(Share amounts in thousands)	Shares	Fair Value

Nonvested, beginning of year	104	$21.41
Granted	85	30.31
Vested	(27)	22.13

Nonvested, end of year	162	$25.97

Unamortized compensation cost related to unvested restricted stock awards and RSUs aggregated  $2,571 and  $1,477 at June 30, 2011 and 2010, and is expected to be amortized over the weighted-average remaining vesting period of 2.1 years.
Performance Grants
In fiscal 2009 and 2008, the Executive Organization and Compensation Committee made annual awards of three-year performance grants to key officers. A target payout was established at the beginning of each three-year performance period. The actual payout at the end of the period is calculated based upon the Company’s achievement of sales growth, return on sales, and total shareholder return targets. Total shareholder return is calculated based upon the increase in the Company’s common stock price, including dividend reinvestment, over the performance period as compared to the Company’s peers, as defined in the plan. Payouts are made in cash, common stock, or a combination thereof, as determined by the Committee at the end of the performance period. At June 30, 2011 and 2010, the Company had no liability recorded for the sales growth and return on sales goals as the Company estimated there would be no payouts under these goals. During fiscal 2011, 2010 and 2009, the Company recorded  $1,020,  $(231) and  $7, respectively, of compensation expense (income) for achievement relative to the total shareholder return-based goals of the Company’s performance grants. At June 30, 2011 and 2010, the Company had accrued  $1,558 and  $538, respectively, for compensation expense relative to these goals. At June 30, 2011, all performance periods had expired.

Benefit Plans	12 Months Ended
Jun. 30, 2011
Benefit Plans [Abstract]
BENEFIT PLANS
NOTE 11: BENEFIT PLANS
Retirement Savings Plan
Substantially all U.S. associates participate in the Applied Industrial Technologies, Inc. Retirement Savings Plan. Participants may elect to contribute up to 50% of their compensation, subject to Internal Revenue Code maximums. The Company makes a discretionary profit-sharing contribution to the Retirement Savings Plan generally based upon a percentage of the Company’s U.S. income before income taxes and before the amount of the contribution (5% for fiscal 2011 and fiscal 2010 and 2.5% for fiscal 2009). The Company partially matches 401(k) contributions by participants; this match was suspended from January 1, 2009 to June 30, 2010. The Company’s expense for profit sharing and matching of associates’ 401(k) contributions was  $11,251,  $4,891 and  $3,086 during fiscal 2011, 2010 and 2009, respectively.
Deferred Compensation Plans
The Company has deferred compensation plans that enable certain associates of the Company to defer receipt of a portion of their compensation and non-employee directors to defer receipt of director fees. The Company funds these deferred compensation liabilities by making contributions to rabbi trusts. Assets held in these rabbi trusts consist of investments in money market and mutual funds and Company common stock.
Postemployment Benefit Plans
The Company provides the following postemployment benefits which, except for the Qualified Defined Benefit Retirement Plan, are unfunded:
Supplemental Executive Retirement Benefits Plan
The Company has a non-qualified pension plan to provide supplemental retirement benefits to certain officers. Benefits are payable beginning at retirement and determinable at retirement based upon a percentage of the participant’s historical compensation.
Qualified Defined Benefit Retirement Plan
The Company has a qualified defined benefit retirement plan that provides benefits to certain hourly associates at retirement. These associates do not participate in the Retirement Savings Plan. The benefits are based on length of service and date of retirement.
     Salary Continuation Benefits
The Company has agreements with certain retirees of acquired companies to pay monthly retirement benefits for a period not in excess of 15 years.
     Retiree Health Care Benefits
The Company provides health care benefits to eligible retired associates who pay the Company a specified monthly premium. Premium payments are based upon current insurance rates for the type of coverage provided and are adjusted annually. Certain monthly health care premium payments are partially subsidized by the Company. Additionally, in conjunction with a fiscal 1998 acquisition, the Company assumed the obligation for a postretirement medical benefit plan which provides health care benefits to eligible retired associates at no cost to the individual.
The Company uses a June 30 measurement date for all plans.
The changes in benefit obligations, plan assets and funded status for the postemployment plans were as follows:

	Pension Benefits		Retiree Health Care Benefits
June 30,	2011	2010	2011	2010

Change in benefit obligation:
Benefit obligation at beginning of the year	$51,114	$45,466	$4,593	$4,353
Service cost	460	574	39	52
Interest cost	2,232	2,911	235	259
Plan participants’ contributions			37	35
Benefits paid	(1,856)	(1,801)	(227)	(226)
Amendments	151
Actuarial loss (gain) during year	1,389	3,964	(10)	120

Benefit obligation at end of year	$53,490	$51,114	$4,667	$4,593

Change in plan assets:
Fair value of plan assets at beginning of year	$5,229	$4,757
Actual gain (loss) on plan assets	984	575
Employer contributions	1,699	1,698	$190	$191
Plan participants’ contributions			37	35
Benefits paid	(1,856)	(1,801)	(227)	(226)

Fair value of plan assets at end of year	$6,056	$5,229	$0	$0

Funded status at end of year	$(47,434)	$(45,885)	$(4,667)	$(4,593)

The amounts recognized in the consolidated balance sheets and in accumulated other comprehensive income (loss) for the postemployment plans were as follows:

	Pension Benefits		Retiree Health Care Benefits
June 30,	2011	2010	2011	2010

Amounts recognized in the consolidated balance sheets:
Other current liabilities	$4,151	$1,698	$220	$220
Postemployment benefits	43,283	44,187	4,447	4,373

Net amount recognized	$47,434	$45,885	$4,667	$4,593

Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (loss) gain	$(15,012)	$(15,670)	$892	$965
Prior service cost	(3,808)	(4,368)	(274)	(413)

Total amounts recognized in accumulated other comprehensive income (loss)	$(18,820)	$(20,038)	$618	$552

The following table provides information for pension plans with projected benefit obligations and accumulated benefit obligations in excess of plan assets:

	Pension Benefits
June 30,	2011	2010

Projected benefit obligations	$53,490	$51,114
Accumulated benefit obligations	43,528	39,363
Fair value of plan assets	6,056	5,229

The net periodic costs are as follows:

	Pension Benefits			Retiree Health Care Benefits
Year Ended June 30,	2011	2010	2009	2011	2010	2009

Service cost	$460	$574	$2,139	$39	$52	$41
Interest cost	2,232	2,911	2,518	235	259	228
Expected return on plan assets	(385)	(351)	(436)
Recognized net actuarial loss (gain)	1,449	924	911	(83)	(87)	(125)
Amortization of prior service cost	710	797	920	139	148	119

Net periodic cost	$4,466	$4,855	$6,052	$330	$372	$263

The estimated net actuarial loss and prior service cost for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year are  $1,256 and  $741, respectively. The estimated net actuarial gain and prior service cost for the retiree health care benefits that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year are  $(72) and  $139, respectively.
Assumptions
The discount rate is used to determine the present value of future payments. In general, the Company’s liability increases as the discount rate decreases and decreases as the discount rate increases. The Company computes a weighted-average discount rate taking into account anticipated plan payments and the associated interest rates from the Citigroup Pension Discount Yield Curve.
The weighted-average actuarial assumptions used to determine benefit obligations and net periodic benefit cost for the plans were as follows:

	Pension Benefits		Retiree Health Care Benefits
June 30,	2011	2010	2011	2010

Assumptions used to determine benefit obligations at year end:
Discount rate	4.5%	4.3%	5.5%	5.5%
Rate of compensation increase	5.5%	5.5%	N/A	N/A
Assumptions used to determine net periodic benefit cost:
Discount rate	4.3%	6.0%	5.5%	6.3%
Expected return on plan assets	7.5%	7.5%	N/A	N/A
Rate of compensation increase	5.5%	5.5%	N/A	N/A

The assumed health care cost trend rates used in measuring the accumulated benefit obligation for retiree health care benefits were 8.0% and 8.5% as of June 30, 2011 and 2010, respectively, decreasing to 5% by 2018. A one-percentage point change in the assumed health care cost trend rates would have had the following effects as of June 30, 2011 and for the year then ended:

	One-Percentage Point
	Increase	Decrease

Effect on total service and interest cost components of periodic expense	$47	$(39)
Effect on postretirement benefit obligation	722	(598)

Plan Assets
The fair value of each major class of plan assets for the Company’s Qualified Benefit Retirement Plan are valued using quoted market prices in active markets for identical instruments, or Level 1 in the fair value hierarchy. Following are the fair values and target allocation as of June 30:

	Target Allocation	Fair Value
		2011	2010

Asset Class:
Equity securities	40 – 70%	$3,876	$2,987
Debt securities	20 – 50%	1,756	1,977
Other	0 – 20%	424	265

Total	100%	$6,056	$5,229

Equity securities do not include any Company common stock.
The Company has established an investment policy and regularly monitors the performance of the assets of the trust maintained in conjunction with the Qualified Defined Benefit Retirement Plan. The strategy implemented by the trustee of the Qualified Defined Benefit Retirement Plan is to achieve long-term objectives and invest the pension assets in accordance with ERISA and fiduciary standards. The long-term primary objectives are to provide for a reasonable amount of long-term capital, without undue exposure to risk; to protect the Qualified Defined Benefit Retirement Plan assets from erosion of purchasing power; and to provide investment results that meet or exceed the actuarially assumed long-term rate of return. The expected long-term rate of return on assets assumption was developed by considering the historical returns and the future expectations for returns of each asset class as well as the target asset allocation of the pension portfolio.
Cash Flows
Employer Contributions
The Company expects to contribute  $4,200 to its pension benefit plans and  $240 to its retiree health care benefit plans in 2012. Contributions do not equal estimated future payments as certain payments are made from plan assets.
Estimated Future Benefit Payments
The following benefit payments, which reflect expected future service, as applicable, are expected to be paid in each of the next five years and in the aggregate for the subsequent five years:

		Retiree Health Care
During Fiscal Years	Pension Benefits	Benefits

2012	$4,300	$200
2013	4,300	300
2014	5,600	200
2015	5,000	200
2016	5,100	200
2017 through 2021	25,500	1,500

Leases	12 Months Ended
Jun. 30, 2011
Leases [Abstract]
Leases
NOTE 12: LEASES
The Company leases its corporate headquarters facility along with many service center and distribution center facilities, vehicles and equipment under non-cancelable lease agreements accounted for as operating leases. The minimum annual rental commitments under non-cancelable operating leases as of June 30, 2011 are as follows:

During Fiscal Years

2012	$23,200
2013	16,900
2014	13,600
2015	10,300
2016	5,700
Thereafter	5,300

Total minimum lease payments	$75,000

Rental expenses incurred for operating leases, principally from leases for real property, vehicles and computer equipment were  $31,400 in 2011,  $30,700 in 2010 and  $30,900 in 2009.

Segment and Geographic Information	12 Months Ended
Jun. 30, 2011
Segment and Geographic Information [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION
NOTE 13: SEGMENT AND GEOGRAPHIC INFORMATION
The Company has identified two reportable segments: Service Center Based Distribution and Fluid Power Businesses. The Service Center Based Distribution segment provides customers with solutions to their maintenance, repair and original equipment manufacturing needs through the distribution of industrial products including bearings, power transmission components, fluid power components, industrial rubber products, linear motion products, safety products, general maintenance and a variety of mill supply products. The Fluid Power Businesses segment distributes fluid power components and operates shops that assemble fluid power systems and components, performs equipment repair, and offers technical advice to customers.
The accounting policies of the Company’s reportable segments are generally the same as those described in Note 1. Sales primarily from the Fluid Power Businesses segment to the Service Center Based Distribution segment of  $17,665,  $14,006 and  $5,247, in fiscal 2011, 2010 and 2009, respectively, have been eliminated in the table below.
Segment Financial Information

	Service Center	Fluid Power
	Based Distribution	Businesses	Total

Year Ended June 30, 2011
Net sales	$1,770,798	$442,051	$2,212,849
Operating income for reportable segments	115,798	41,793	157,591
Assets used in the business	700,486	214,445	914,931
Depreciation and amortization of property	9,152	2,082	11,234
Capital expenditures	19,392	1,039	20,431

Year Ended June 30, 2010

Net sales	$1,536,543	$356,665	$1,893,208
Operating income for reportable segments	77,029	26,794	103,823
Assets used in the business	690,970	200,550	891,520
Depreciation and amortization of property	9,336	2,129	11,465
Capital expenditures	6,389	827	7,216

Year Ended June 30, 2009

Net sales	$1,596,998	$326,150	$1,923,148
Operating income for reportable segments	75,411	18,942	94,353
Assets used in the business	611,255	198,073	809,328
Depreciation and amortization of property	10,876	1,860	12,736
Capital expenditures	5,537	1,451	6,988

A reconciliation of operating income for reportable segments to the consolidated income before income taxes is as follows:

Year Ended June 30,	2011	2010	2009

Operating income for reportable segments	$157,591	$103,823	$94,353
Adjustments for:
Goodwill impairment			36,605
Intangible amortization — Service Center Based Distribution	3,384	1,890	2,265
Intangible amortization — Fluid Power Businesses	7,998	8,261	7,390
Corporate and other income, net	(4,554)	(16,378)	(24,400)

Total operating income	150,763	110,050	72,493
Interest expense, net	1,668	5,458	4,424
Other (income) expense, net	(3,793)	(425)	2,255

Income before income taxes	$152,888	$105,017	$65,814

The change in corporate and other income, net, is due to various changes in the levels and amounts of expenses being allocated to the segments. The expenses being allocated include miscellaneous corporate charges for working capital, logistics support and other items.
Product Category
     Net sales by product category are as follows:

Year Ended June 30,	2011	2010	2009

Industrial	$1,559,859	$1,357,206	$1,422,518
Fluid power	652,990	536,002	500,630

Net sales	$2,212,849	$1,893,208	$1,923,148

The fluid power product category includes sales of hydraulic, pneumatic, lubrication and filtration components and systems, and repair services through the Company’s Service Center Based Distribution segment as well as the Fluid Power Businesses segment.
Geographic Information
Net sales are presented in geographic areas based on the location of the facility shipping the product. Long-lived assets are based on physical locations and are comprised of the net book value of property, goodwill and intangible assets. Information by geographic area is as follows:

Year Ended June 30,	2011	2010	2009

Net Sales:
United States	$1,891,700	$1,644,237	$1,674,769
Canada	260,015	199,772	197,795
Mexico	61,134	49,199	50,584

Total	$2,212,849	$1,893,208	$1,923,148

June 30,	2011	2010

Long-Lived Assets:
United States	$191,947	$177,713
Canada	29,893	16,356
Mexico	13,706	13,723

Total	$235,546	$207,792

Commitments and Contingencies	12 Months Ended
Jun. 30, 2011
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 14: COMMITMENTS AND CONTINGENCIES
In connection with the construction and lease of its corporate headquarters facility, the Company has guaranteed repayment of a total of  $4,600 of taxable development revenue bonds issued by Cuyahoga County and the Cleveland-Cuyahoga County Port Authority. These bonds were issued with a 20-year term and are scheduled to mature in March 2016. Any default, as defined in the guarantee agreements, would obligate the Company for the full amount of the outstanding bonds through maturity. Due to the nature of the guarantee, the Company has not recorded any liability on the consolidated financial statements. In the event of a default and subsequent payout under any or all guarantees, the Company maintains the right to pursue all legal options available to mitigate its exposure.
The Company is a party to various pending judicial and administrative proceedings. Based on circumstances currently known, the Company believes the likelihood is remote that the ultimate resolution of any of these matters will have, either individually or in the aggregate, a material adverse effect on the Company’s consolidated financial position, results of operations, or cash flows.

Other (Income) Expense, Net	12 Months Ended
Jun. 30, 2011
Other (Income) Expense, Net [Abstract]
OTHER (INCOME) EXPENSE, NET
NOTE 15: OTHER (INCOME) EXPENSE, NET
     Other (income) expense, net, consists of the following:

Year Ended June 30,	2011	2010	2009

Unrealized (gain) loss on assets held in rabbi trust for a nonqualified deferred compensation plan	$(2,016)	$(1,012)	$1,741
Benefit from payouts on corporate-owned life insurance policies	(1,722)
Foreign currency transaction (gains) losses	(541)	36	1,466
Unrealized loss (gain) on cross-currency swap	368	510	(947)
Other, net	118	41	(5)

Total other (income) expense, net	$(3,793)	$(425)	$2,255

The Company is the owner and beneficiary under life insurance policies acquired in conjunction with a fiscal 1998 acquisition, with benefits in force of  $12,300 and a net cash surrender value of  $3,100 at June 30, 2011. In January 2011, the Company received death benefits under two of these policies and realized a gain of  $1,722.

Valuation and Qualifying Accounts	12 Months Ended
Jun. 30, 2011
Valuation and Qualifying Accounts [ Abstract]
Valuation and Qualifying Accounts
VALUATION AND QUALIFYING ACCOUNTS
YEARS ENDED JUNE 30, 2011, 2010 AND 2009
(in thousands)

COLUMN A	COLUMN B	COLUMN C			COLUMN D		COLUMN E
			ADDITIONS
		ADDITIONS	(DEDUCTIONS)
	BALANCE AT	CHARGED TO	CHARGED TO		DEDUCTIONS		BALANCE
	BEGINNING	COSTS AND	OTHER		FROM		AT END OF
DESCRIPTION	OF PERIOD	EXPENSES	ACCOUNTS		RESERVE		PERIOD

YEAR ENDED JUNE 30, 2011:
Reserve deducted from assets to which it applies — accounts receivable allowances	$6,379	$2,029	$111	(A)	$1,503	(B)	$7,016

YEAR ENDED JUNE 30, 2010:
Reserve deducted from assets to which it applies — accounts receivable allowances	$6,464	$2,508	( $95)	(A)	$2,498	(B)	$6,379

YEAR ENDED JUNE 30, 2009:
Reserve deducted from assets to which it applies — accounts receivable allowances	$6,119	$4,540	$18	(A)	$4,213	(B)	$6,464

(A)	Amounts represent reserves for the return of merchandise by customers.

(B)	Amounts represent uncollectible accounts charged off.

Business and Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2011
Business And Accounting Policies (Policies) [Abstract]
Business
Applied Industrial Technologies, Inc. and subsidiaries (the “Company” or “Applied”) is one of North America’s largest industrial distributors serving Maintenance Repair Operations (MRO), Original Equipment Manufacturing (OEM) and Government markets. Applied is an authorized source for a diverse range of products, including bearings, power transmission components, fluid power components and systems, industrial rubber products, linear motion components, tools, safety products, and general maintenance and mill supply products. The Company also provides customized shop services for mechanical, fabricated rubber and fluid power products, as well as services to meet storeroom management and maintenance training needs. Although the Company does not generally manufacture the products it sells, it does assemble and repair certain products and systems.

Consolidation
The consolidated financial statements include the accounts of Applied Industrial Technologies, Inc. and its subsidiaries. Intercompany transactions and balances have been eliminated in consolidation. The financial results of the Company’s Canadian and Mexican subsidiaries are included in the consolidated financial statements for the twelve months ended May 31.

Foreign Currency
The financial statements of the Company’s Canadian and Mexican subsidiaries are measured using local currencies as their functional currencies. Assets and liabilities are translated into U.S. dollars at current exchange rates, while income and expenses are translated at average exchange rates. Translation gains and losses are included as components of accumulated other comprehensive income (loss) in consolidated shareholders’ equity. Gains and losses resulting from transactions denominated in foreign currencies are included in the statements of consolidated income as a component of other (income) expense, net.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the period. Actual results may differ from the estimates and assumptions used in preparing the consolidated financial statements.

Cash and Cash Equivalents
The Company considers all short-term, highly liquid investments with maturities of three months or less at the date of purchase to be cash equivalents. Cash and cash equivalents are carried at cost, which approximates fair value.

Marketable Securities
The primary marketable security investments of the Company include money market and mutual funds held in a rabbi trust for a non-qualified compensation plan. These are included in other assets in the consolidated balance sheets, are classified as trading securities, and reported at fair value based on quoted market prices. Unrealized gains and losses are recorded in other (income) expense, net in the statements of consolidated income and reflect changes in the fair value of the investments during the period.

Concentration of Credit Risk
The Company has a broad customer base representing many diverse industries across North America. As such, the Company does not believe that a significant concentration of credit risk exists in its accounts receivable.
The Company’s cash and cash equivalents include deposits with commercial banks and investments in money market funds. While Applied monitors the creditworthiness of these commercial banks and institutions, a crisis in the U.S., Canadian or Mexican financial systems could limit access to funds and/or result in the loss of principal. The terms of these deposits and investments provide that all monies are available to the Company upon demand.

Allowances for Doubtful Accounts
The Company evaluates the collectibility of trade accounts receivable based on a combination of factors. Initially, the Company estimates an allowance for doubtful accounts as a percentage of net sales based on historical bad debt experience. This initial estimate is adjusted based on recent trends of customers and industries estimated to be greater credit risks, trends within the entire customer pool and changes in the overall aging of accounts receivable. Accounts are written off against the allowance when it becomes evident collection will not occur. While the Company has a large customer base that is geographically dispersed, a general economic downturn in any of the industry segments in which the Company operates could result in higher than expected defaults, and therefore, the need to revise estimates for bad debts.

Inventories
Inventories are valued at the lower of cost or market, using the last-in, first-out (LIFO) method for U.S. inventories and the average cost method for foreign inventories. The Company adopted the link chain dollar value LIFO method of accounting for U.S. inventories in fiscal 1974. At June 30, 2011, approximately 40% of the Company’s domestic inventory dollars relate to LIFO layers added in the 1970s. The Company maintains five LIFO pools based on the following product groupings: bearings, power transmission products, rubber products, fluid power products and other products. LIFO layers and/or liquidations are determined consistently year-to-year.
The Company evaluates the recoverability of its slow moving or obsolete inventories at least quarterly. The Company estimates the recoverable cost of such inventory by product type while considering factors such as its age, historic and current demand trends, the physical condition of the inventory as well as assumptions regarding future demand. The Company’s ability to recover its cost for slow moving or obsolete inventory can be affected by such factors as general market conditions, future customer demand and relationships with suppliers. Historically, the Company’s inventories have demonstrated long shelf lives, are not highly susceptible to obsolescence and are eligible for return under various supplier return programs.

Supplier Purchasing Programs
The Company enters into agreements with certain suppliers providing for inventory purchase incentives. The Company’s inventory purchase incentive arrangements are unique to each supplier and are generally annual programs ending at either the Company’s fiscal year end or the supplier’s year end. Incentives are received in the form of cash or credits against purchases upon attainment of specified purchase volumes and are received monthly, quarterly or annually. The incentives are generally a specified percentage of the Company’s net purchases based upon achieving specific purchasing volume levels. These percentages can increase or decrease based on changes in the volume of purchases. The Company accrues for the receipt of these inventory purchase incentives based upon cumulative purchases of inventory. The percentage level utilized is based upon the estimated total volume of purchases expected during the life of the program. Each supplier program is analyzed, reviewed and reconciled each quarter as information becomes available to determine the appropriateness of the amount estimated to be received. Upon program completion, differences between estimates and actual incentives subsequently received have not been material. Benefits under these supplier purchasing programs are recognized under the Company’s LIFO inventory accounting method as a reduction of cost of sales when the inventories representing these purchases are recorded as cost of sales. Accrued incentives expected to be settled as a credit against purchases are reported on the consolidated balance sheet as an offset to amounts due to the related supplier.

Property and related Depreciation and Amortization
Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets and is included in selling, distribution and administrative expenses in the accompanying statements of consolidated income. Buildings, building improvements and leasehold improvements are depreciated over ten to thirty years or the life of the lease if a shorter period, and equipment is depreciated over three to eight years. The Company capitalizes internal use software development costs in accordance with guidance on accounting for costs of computer software developed or obtained for internal use. Amortization is recorded as the software is placed in service on a straight-line basis over the estimated useful life of the software, generally not to exceed twelve years. Capitalized software and hardware costs are classified as property on the consolidated balance sheets. The carrying values of property and equipment are reviewed for impairment when events or changes in circumstances indicate that the recorded value cannot be recovered from undiscounted future cash flows. Impairment losses, if any, would be measured based upon the difference between the carrying amount and the fair value of the assets.

Goodwill and Intangible Assets
Goodwill is recognized as the excess cost of an acquired entity over the net amount assigned to assets acquired and liabilities assumed. Goodwill is not amortized. Goodwill is reviewed for impairment annually as of January 1 or whenever changes in conditions indicate an evaluation should be completed. These conditions could include a significant change in the business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit. The Company utilizes discounted cash flow models and market multiples for comparable businesses to determine the fair value of reporting units. Evaluating impairment requires significant judgment by management, including estimated future operating results, estimated future cash flows, the long-term rate of growth of the business, and determination of an appropriate discount rate. While the Company uses available information to prepare the estimates and evaluations, actual results could differ significantly.
The Company recognizes acquired intangible assets such as customer relationships, trade names, vendor relationships, and non-competition agreements apart from goodwill. Customer relationship intangibles are amortized using the sum-of-the-years-digits method over estimated useful lives consistent with assumptions used in the determination of their value. Amortization of all other finite-lived intangible assets is computed using the straight-line method over the estimated period of benefit. The Company also maintains intangible assets with indefinite lives which are not amortized. Amortization of intangible assets is included in selling, distribution and administrative expenses in the accompanying statements of consolidated income. Intangible assets with finite lives are reviewed for impairment when changes in conditions indicate carrying value may not be recoverable. Intangible assets with indefinite lives are reviewed for impairment on an annual basis or whenever changes in conditions indicate an evaluation should be completed.

Self-Insurance Liabilities
The Company maintains business insurance programs with significant self-insured retention covering workers’ compensation, business, automobile, general product liability and other claims. The Company accrues estimated losses including those incurred but not reported using actuarial calculations, models and assumptions based on historical loss experience. The Company maintains a self-insured health benefits plan, which provides medical benefits to employees electing coverage under the plan. The Company estimates its reserve for all unpaid medical claims including those incurred but not reported based on historical experience, adjusted as necessary based upon management’s reasoned judgment.

Revenue Recognition
Sales are recognized when the sales price is fixed, collectibility is reasonably assured and the product’s title and risk of loss is transferred to the customer. Typically, these conditions are met when the product is shipped to the customer. The Company charges shipping and handling fees when products are shipped or delivered to a customer, and includes such amounts in net sales. The Company reports its sales net of actual sales returns and the amount of reserves established for anticipated sales returns based on historical rates. Sales tax collected from customers is excluded from net sales in the accompanying statements of consolidated income.

Shipping and Handling Costs
The Company records freight payments to third parties in cost of sales and internal delivery costs in selling, distribution and administrative expenses in the accompanying statements of consolidated income. Internal delivery costs in selling, distribution and administrative expenses were approximately  $15,400,  $14,400 and  $15,400 for the fiscal years ended June 30, 2011, 2010 and 2009, respectively.

Income Taxes
Income taxes are determined based upon income and expenses recorded for financial reporting purposes. Deferred income taxes are recorded for estimated future tax effects of differences between the bases of assets and liabilities for financial reporting and income tax purposes, giving consideration to enacted tax laws. Uncertain tax positions meeting a more-likely-than-not recognition threshold are recognized in accordance with the Income Taxes topic of the Accounting Standards Codification (ASC). The Company recognizes accrued interest and penalties related to unrecognized income tax benefits in the provision for income taxes.

Share-Based Compensation
Share-based compensation represents the cost related to share-based awards granted to associates under the 2007 Long-Term Performance Plan (the 2007 Plan). The Company measures share-based compensation cost at grant date, based on the estimated fair value of the award and recognizes the cost over the associate requisite service period. Non-qualified stock options and stock appreciation rights (SARs) are granted with an exercise price equal to the closing market price of the Company’s common stock at the date of grant and the fair values are determined using a Black-Scholes option pricing model, which incorporates assumptions regarding the expected volatility, the expected option life, the risk-free interest rate and the expected dividend yield. SARs and stock option awards generally vest over four years of continuous service and have 10-year contractual terms. The fair value of restricted stock awards, restricted stock units (RSUs), and performance shares are based on the closing market price of Company common stock on the grant date.

Treasury Shares
Shares of common stock repurchased by the Company are recorded at cost as treasury shares and result in a reduction of shareholders’ equity in the consolidated balance sheets. The Company uses the weighted-average cost method for determining the cost of shares reissued. The difference between the cost of the shares and the reissuance price is added to or deducted from additional paid-in capital.

Business Combinations (Tables)	12 Months Ended
Jun. 30, 2011
Business Combinations (Tables) [Abstract]
Summarized unaudited pro forma results of operations

(unaudited)	2009
|
Net sales	$1,962,882
Income before income taxes	66,357
Net income	42,601
Net income per share — diluted	$1.00

Inventories (Tables)	12 Months Ended
Jun. 30, 2011
Inventories (Tables) [Abstract]
Items of Inventories

June 30,	2011	2010

U.S. inventories at current cost	$280,875	$268,021
Foreign inventories at average cost	60,837	48,403

	341,712	316,424
Less: Excess of current cost over LIFO cost for U.S. inventories	137,646	143,171

Inventories on consolidated balance sheets	$204,066	$173,253

Goodwill and Intangibles (Tables)	12 Months Ended
Jun. 30, 2011
Goodwill And Intangibles (Tables) [Abstract]
Changes in the carrying amount of goodwill by reportable segment

Balance at July 1, 2009	$63,108
Other, primarily currency translation	297

Balance at June 30, 2010	63,405

Goodwill acquired during the year	11,700
Other, primarily currency translation	1,876

Balance at June 30, 2011	$76,981

Amortization details resulting from business combinations

		Accumulated	Net
June 30, 2011	Amount	Amortization	Book Value

Finite-Lived Intangibles:
Customer relationships	$78,084	$23,111	$54,973
Trade names	25,944	5,666	20,278
Vendor relationships	14,211	3,696	10,515
Non-competition agreements	5,127	2,632	2,495

Total Finite-Lived Intangibles	123,366	35,105	88,261

Indefinite-Lived Trade Names	1,290		1,290

Total Intangibles	$124,656	$35,105	$89,551

		Accumulated	Net
June 30, 2010	Amount	Amortization	Book Value

Customer relationships	$65,324	$15,328	$49,996
Trade names	25,648	3,777	21,871
Vendor relationships	13,842	2,511	11,331
Non-competition agreements	4,394	1,676	2,718

Total Intangibles	$109,208	$23,292	$85,916

Debt (Tables)	12 Months Ended
Jun. 30, 2011
Debt (Tables) [Abstract]
Outstanding borrowings

June 30,	2010

7.98% Private placement debt, paid at maturity in November 2010	$25,000
Revolving credit facility	50,000

Total outstanding debt	75,000
Less: Payable within one year	75,000

Long-term portion of outstanding debt	$0

Risk Management Activities (Tables)	12 Months Ended
Jun. 30, 2011
Risk Management Activities (Tables) [Abstract]
Summary of Fair Value of Derivative Instruments

June 30,	2010

Derivatives designated as hedging instruments:
Cross-currency swap	$8,728
Interest rate swap	316

Total derivatives designated as hedging instruments	9,044

Derivative not designated as a hedging instrument — cross-currency swap	2,182

Total Derivatives	$11,226

Summary of effective Derivative Instruments on Income and Other Comprehensive Income

				Amount of Loss Reclassified from
Derivatives in Cash Flow	Amount of Gain (Loss) Recognized in OCI			Accumulated OCI into Income (Effective
Hedging Relationships	on Derivatives (Effective Portion)			Portion), Included in Interest Expense
	2011	2010	2009	2011	2010	2009

Cross-currency swap		$(2,039)	$3,790
Interest rate swap		(343)	(1,381)	$(316)	$(1,408)	$(701)

Total		$(2,382)	$2,409	$(316)	$(1,408)	$(701)

Derivative Not	Amount of Gain (Loss) Recognized on
Designated	Derivative, Included in Other (Income)
as Hedging Instrument	Expense, net
	2011	2010	2009

Cross-currency swap	$(368)	$(510)	$947

Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2011
Fair Value Measurements (Tables) [Abstract]
Financial assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurements
			Quoted Prices in
			Active Markets		Significant Other		Significant
			for Identical Instruments		Observable Inputs		Unobservable Inputs
	Recorded Value		Level 1		Level 2		Level 3
June 30,	2011	2010	2011	2010	2011	2010	2011	2010

Assets:
Marketable securities	$10,881	$8,592	$10,881	$8,592

Liabilities:
Cross-currency swaps		$10,910				$10,910
Interest rate swap		316				316

Total Liabilities		$11,226				$11,226

Income Taxes (Tables)	12 Months Ended
Jun. 30, 2011
Income Taxes (Tables) [Abstract]
Components of income before income taxes

Year Ended June 30,	2011	2010	2009

U.S.	$127,567	$91,932	$54,916
Foreign	25,321	13,085	10,898

Total income before income taxes	$152,888	$105,017	$65,814

Provision (benefit) for income taxes

Year Ended June 30,	2011	2010	2009

Current:
Federal	$36,799	$28,342	$30,142
State and local	6,208	4,123	4,235
Foreign	8,338	4,241	5,825

Total current	51,345	36,706	40,202

Deferred:
Federal	5,648	1,880	(14,492)
State and local	169	(311)	(769)
Foreign	(1,033)	839	(1,387)

Total deferred	4,784	2,408	(16,648)

Total	$56,129	$39,114	$23,554

Reconciliations of federal statutory income tax rate and Company's effective income tax rate

Year Ended June 30,	2011	2010	2009

Statutory income tax rate	35.0%	35.0%	35.0%
Effects of:
State and local taxes	2.8	2.2	3.2
U.S. tax on foreign income, net	1.8		6.4
Foreign tax credit carryforwards			(6.0)
Valuation allowance	(.6)	.8	(1.5)
Foreign income taxes	(1.0)	.5	(.4)
Deductible dividend	(.5)	(.7)	(1.2)
Other, net	(.8)	(.6)	.3

Effective income tax rate	36.7%	37.2%	35.8%

Components of the Company's net deferred tax assets

June 30,	2011	2010

Deferred tax assets:
Compensation liabilities not currently deductible	$36,746	$34,963
Expenses and reserves not currently deductible	5,498	8,442
Goodwill and intangibles	9,075	11,334
Net operating loss carryforwards (expiring in years 2015-2026)	432	843
Foreign tax credits (expiring in years 2020 and 2021)	4,090	4,086
Other	677	939

Total deferred tax assets	56,518	60,607
Less: Valuation allowance	(158)	(997)

Deferred tax assets, net of valuation allowance	56,360	59,610

Deferred tax liabilities:
Inventories	(4,755)	(4,764)
Unremitted foreign earnings	(2,804)
Depreciation and differences in property bases	(2,062)	(480)
Currency translation		(264)

Total deferred tax liabilities	(9,621)	(5,508)

Net deferred tax assets	$46,739	$54,102

The net deferred tax asset is classified as follows:
Other current assets	$5,510	$6,813
Deferred tax assets (long-term)	43,447	48,493
Other current liabilities		(349)
Other liabilities	(2,218)	(855)

Net deferred tax assets	$46,739	$54,102

Reconciliation of the Company's total gross unrecognized income tax benefits

Year Ended June 30,	2011	2010	2009

Unrecognized Income Tax Benefits at beginning of the year	$1,842	$1,860	$2,004
Current year tax positions	153	130	183
Prior year tax positions	50	46	(51)
Expirations of statutes of limitations	(273)	(194)	(167)
Settlements	(591)		(109)

Unrecognized Income Tax Benefits at end of year	$1,181	$1,842	$1,860

Shareholders' Equity (Tables)	12 Months Ended
Jun. 30, 2011
Shareholders' Equity (Tables) [Abstract]
Accumulated Other Comprehensive Loss

June 30,	2011	2010

Pension liability, net of taxes	$(11,212)	$(12,081)
Foreign currency translation, net of taxes	16,189	5,914
Unrealized gains on investment securities available for sale, net of taxes	82	135
Unrealized losses on cash flow hedges, net of taxes		(16)

Total accumulated other comprehensive income (loss)	$5,059	$(6,048)

Computation of basic and diluted earnings per share

Year Ended June 30,	2011	2010	2009

Net Income	$96,759	$65,903	$42,260

Average Shares Outstanding:
Weighted-average common shares outstanding for basic computation	42,433	42,312	42,287
Dilutive effect of potential common shares	821	549	507

Weighted-average common shares outstanding for dilutive computation	43,254	42,861	42,794

Net Income Per Share — Basic	$2.28	$1.56	$1.00

Net Income Per Share — Diluted	$2.24	$1.54	$0.99

Share - Based Compensation (Tables)	12 Months Ended
Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the performance shares and restricted stock activity

		Weighted-Average
June 30, 2011		Grant-Date
(Share amounts in thousands)	Shares	Fair Value

Nonvested, beginning of year	156	$20.67
Granted	66	29.27
Vested

Nonvested, end of year	222	$23.23

		Weighted-Average
June 30, 2011		Grant-Date
(Share amounts in thousands)	Shares	Fair Value

Nonvested, beginning of year	104	$21.41
Granted	85	30.31
Vested	(27)	22.13

Nonvested, end of year	162	$25.97

Schedule of share based compensation expense

Year Ended June 30,	2011	2010	2009

SARs and options	$2,473	$3,020	$3,702
Performance shares	1,705	1,076
Restricted stock and RSUs	1,453	1,029	392

Total compensation costs under award programs	$5,631	$5,125	$4,094

Weighted-average assumptions used for SARs and stock option grants issued

	2011	2010	2009

Expected life, in years	5.1	5.5	5.5
Risk free interest rate	1.6%	2.4%	2.9%
Dividend yield	2.5%	2.5%	2.2%
Volatility	46.2%	52.2%	48.4%
Per share fair value of SARs and stock options granted during the year	$9.78	$8.45	$10.31

Summary of SARs and stock option activity

June 30, 2011		Weighted-Average
(Share amounts in thousands)	Shares	Exercise Price

Outstanding, beginning of year	2,400	$18.19
Granted	227	29.60
Exercised	(822)	11.50
Forfeited	(1)	20.99

Outstanding, end of year	1,804	$22.68

Exercisable at end of year	1,169	$21.03

Benefit Plans (Tables)	12 Months Ended
Jun. 30, 2011
Benefit Plans (Tables) [Abstract]
Summary of changes in benefit obligations, plan assets and funded status for the post employment plans
The changes in benefit obligations, plan assets and funded status for the postemployment plans were as follows:

	Pension Benefits		Retiree Health Care Benefits
June 30,	2011	2010	2011	2010

Change in benefit obligation:
Benefit obligation at beginning of the year	$51,114	$45,466	$4,593	$4,353
Service cost	460	574	39	52
Interest cost	2,232	2,911	235	259
Plan participants’ contributions			37	35
Benefits paid	(1,856)	(1,801)	(227)	(226)
Amendments	151
Actuarial loss (gain) during year	1,389	3,964	(10)	120

Benefit obligation at end of year	$53,490	$51,114	$4,667	$4,593

Change in plan assets:
Fair value of plan assets at beginning of year	$5,229	$4,757
Actual gain (loss) on plan assets	984	575
Employer contributions	1,699	1,698	$190	$191
Plan participants’ contributions			37	35
Benefits paid	(1,856)	(1,801)	(227)	(226)

Fair value of plan assets at end of year	$6,056	$5,229	$0	$0

Funded status at end of year	$(47,434)	$(45,885)	$(4,667)	$(4,593)

The amounts recognized in the consolidated balance sheets and in accumulated other comprehensive income (loss) for the postemployment plans were as follows:

	Pension Benefits		Retiree Health Care Benefits
June 30,	2011	2010	2011	2010

Amounts recognized in the consolidated balance sheets:
Other current liabilities	$4,151	$1,698	$220	$220
Postemployment benefits	43,283	44,187	4,447	4,373

Net amount recognized	$47,434	$45,885	$4,667	$4,593

Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (loss) gain	$(15,012)	$(15,670)	$892	$965
Prior service cost	(3,808)	(4,368)	(274)	(413)

Total amounts recognized in accumulated other comprehensive income (loss)	$(18,820)	$(20,038)	$618	$552

Information for pension plans with projected benefit obligations in excess of plan assets

	Pension Benefits
June 30,	2011	2010

Projected benefit obligations	$53,490	$51,114
Accumulated benefit obligations	43,528	39,363
Fair value of plan assets	6,056	5,229

Net periodic costs

	Pension Benefits			Retiree Health Care Benefits
Year Ended June 30,	2011	2010	2009	2011	2010	2009

Service cost	$460	$574	$2,139	$39	$52	$41
Interest cost	2,232	2,911	2,518	235	259	228
Expected return on plan assets	(385)	(351)	(436)
Recognized net actuarial loss (gain)	1,449	924	911	(83)	(87)	(125)
Amortization of prior service cost	710	797	920	139	148	119

Net periodic cost	$4,466	$4,855	$6,052	$330	$372	$263

Weighted-average actuarial assumptions used to determine benefit obligations and net periodic benefit cost

	Pension Benefits		Retiree Health Care Benefits
June 30,	2011	2010	2011	2010

Assumptions used to determine benefit obligations at year end:
Discount rate	4.5%	4.3%	5.5%	5.5%
Rate of compensation increase	5.5%	5.5%	N/A	N/A
Assumptions used to determine net periodic benefit cost:
Discount rate	4.3%	6.0%	5.5%	6.3%
Expected return on plan assets	7.5%	7.5%	N/A	N/A
Rate of compensation increase	5.5%	5.5%	N/A	N/A

One-Percentage Point Change in Assumed Health Care Cost Trend Rates

	One-Percentage Point
	Increase	Decrease

Effect on total service and interest cost components of periodic expense	$47	$(39)
Effect on postretirement benefit obligation	722	(598)

Defined Benefit Plan Asset Information

	Target Allocation	Fair Value
		2011	2010

Asset Class:
Equity securities	40 – 70%	$3,876	$2,987
Debt securities	20 – 50%	1,756	1,977
Other	0 – 20%	424	265

Total	100%	$6,056	$5,229

Estimated future benefit payments

		Retiree Health Care
During Fiscal Years	Pension Benefits	Benefits

2012	$4,300	$200
2013	4,300	300
2014	5,600	200
2015	5,000	200
2016	5,100	200
2017 through 2021	25,500	1,500

Leases (Tables)	12 Months Ended
Jun. 30, 2011
Leases (Tables) [Abstract]
Minimum annual rental commitments under non-cancelable operating leases

During Fiscal Years

2012	$23,200
2013	16,900
2014	13,600
2015	10,300
2016	5,700
Thereafter	5,300

Total minimum lease payments	$75,000

Segment and Geographic Information (Tables)	12 Months Ended
Jun. 30, 2011
Segment and Geographic Information (Tables) [Abstract]
Segment financial information

	Service Center	Fluid Power
	Based Distribution	Businesses	Total

Year Ended June 30, 2011
Net sales	$1,770,798	$442,051	$2,212,849
Operating income for reportable segments	115,798	41,793	157,591
Assets used in the business	700,486	214,445	914,931
Depreciation and amortization of property	9,152	2,082	11,234
Capital expenditures	19,392	1,039	20,431

Year Ended June 30, 2010

Net sales	$1,536,543	$356,665	$1,893,208
Operating income for reportable segments	77,029	26,794	103,823
Assets used in the business	690,970	200,550	891,520
Depreciation and amortization of property	9,336	2,129	11,465
Capital expenditures	6,389	827	7,216

Year Ended June 30, 2009

Net sales	$1,596,998	$326,150	$1,923,148
Operating income for reportable segments	75,411	18,942	94,353
Assets used in the business	611,255	198,073	809,328
Depreciation and amortization of property	10,876	1,860	12,736
Capital expenditures	5,537	1,451	6,988

Reconciliation of operating income for reportable segments to the consolidated income before income taxes

Year Ended June 30,	2011	2010	2009

Operating income for reportable segments	$157,591	$103,823	$94,353
Adjustments for:
Goodwill impairment			36,605
Intangible amortization — Service Center Based Distribution	3,384	1,890	2,265
Intangible amortization — Fluid Power Businesses	7,998	8,261	7,390
Corporate and other income, net	(4,554)	(16,378)	(24,400)

Total operating income	150,763	110,050	72,493
Interest expense, net	1,668	5,458	4,424
Other (income) expense, net	(3,793)	(425)	2,255

Income before income taxes	$152,888	$105,017	$65,814

Net sales by product category

Year Ended June 30,	2011	2010	2009

Industrial	$1,559,859	$1,357,206	$1,422,518
Fluid power	652,990	536,002	500,630

Net sales	$2,212,849	$1,893,208	$1,923,148

Information by geographic area

Year Ended June 30,	2011	2010	2009

Net Sales:
United States	$1,891,700	$1,644,237	$1,674,769
Canada	260,015	199,772	197,795
Mexico	61,134	49,199	50,584

Total	$2,212,849	$1,893,208	$1,923,148

June 30,	2011	2010

Long-Lived Assets:
United States	$191,947	$177,713
Canada	29,893	16,356
Mexico	13,706	13,723

Total	$235,546	$207,792

Other (Income) Expense, Net (Tables)	12 Months Ended
Jun. 30, 2011
Other (Income) Expense, Net (Tables) [Abstract]
Other (income) expense, net

Year Ended June 30,	2011	2010	2009

Unrealized (gain) loss on assets held in rabbi trust for a nonqualified deferred compensation plan	$(2,016)	$(1,012)	$1,741
Benefit from payouts on corporate-owned life insurance policies	(1,722)
Foreign currency transaction (gains) losses	(541)	36	1,466
Unrealized loss (gain) on cross-currency swap	368	510	(947)
Other, net	118	41	(5)

Total other (income) expense, net	$(3,793)	$(425)	$2,255

Business and Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Business and Accounting Policies (Textuals) [Abstract]
Company's domestic inventory relate to LIFO layers	40.00%
Number of LIFO pools maintained	5
Internal delivery costs in selling, distribution and administrative expenses	$ 15,400	$ 14,400	$ 15,400
Vesting period of SARs and stock option awards	4 years
Contractual terms of SARs and stock option awards	10 years
Buildings, Buildings Improvements and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	10
Property, Plant and Equipment, Useful Life, Maximum	30
Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	3
Property, Plant and Equipment, Useful Life, Maximum	8
Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Software useful life, maximum	12

Business Combinations (Details) (USD $) In Thousands, except Per Share data	12 Months Ended
Jun. 30, 2009
Summarized unaudited pro forma results of operations
Net sales	$ 1,962,882
Income before income taxes	66,357
Net income	$ 42,601
Net income per share - diluted	$ 1

Business Combinations (Details Textuals) (Fluid Power Resources LLC [Member], USD $) In Thousands, unless otherwise specified	Aug. 29, 2008
Fluid Power Resources LLC [Member]
Business Combinations (Textuals) [Abstract]
Aggregate cash purchase price for assets acquired and liabilities assumed	$ 166,000
No of business locations acquired	19

Inventories (Details) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Items Of Inventories
U.S. inventories at current cost	$ 280,875	$ 268,021
Foreign inventories at average cost	60,837	48,403
Inventory, Gross, Total	341,712	316,424
Less: Excess of current cost over LIFO cost for U.S. inventories	137,646	143,171
Inventories on consolidated balance sheets	204,066	173,253
Inventories (Textuals) [Abstract]
Decrease in cost of goods sold from LIFO Inventory Liquidation	5,300	23,500
Decrease in LIFO expense from LIFO Inventory Liquidation	7,000	19,200
Increase in gross profit from LIFO Inventory Liquidation	$ 12,300	$ 42,700

Goodwill and Intangibles (Details) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Changes in the carrying amount of goodwill by reportable segment
Goodwill, Ending Balance	$ 76,981	$ 63,405
Service Center Based Distribution Segment [Member]
Changes in the carrying amount of goodwill by reportable segment
Goodwill, Beginning Balance	63,405	63,108
Goodwill acquired during the year	11,700
Other, primarily currency translation	1,876	297
Goodwill, Ending Balance	$ 76,981	$ 63,405

Goodwill and Intangibles (Details 1) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Amortization details resulting from business combinations
Amount	$ 123,366	$ 109,208
Total Intangibles	88,261	85,916
Intangible assets gross excluding goodwill	124,656
Total finite lived Intangibles	35,105	23,292
Total Intangibles	89,551	85,916
Customer relationships [Member]
Amortization details resulting from business combinations
Amount	78,084	65,324
Total Intangibles	54,973	49,996
Total finite lived Intangibles	23,111	15,328
Trade Names [Member]
Amortization details resulting from business combinations
Amount	25,944	25,648
Total Intangibles	20,278	21,871
Total finite lived Intangibles	5,666	3,777
Vendor Relationships [Member]
Amortization details resulting from business combinations
Amount	14,211	13,842
Total Intangibles	10,515	11,331
Total finite lived Intangibles	3,696	2,511
Non-competition agreements [Member]
Amortization details resulting from business combinations
Amount	5,127	4,394
Total Intangibles	2,495	2,718
Total finite lived Intangibles	2,632	1,676
Non-amortized trade names [Member]
Amortization details resulting from business combinations
Indefinite - Lived Trade Names	$ 1,290

Goodwill and Intangibles (Details Textuals) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2009	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Goodwill [Line Items]
Goodwill Impairment				$ 36,605
Acquired Finite-Lived Intangible Assets [Line Items]
Original weighted-average useful lives		18
Goodwill and Intangibles (Textuals) [Abstract]
Goodwill Impairment Effect On Net Income	23,000
Goodwill Impairment Effect on Dilutive Earnings Per Share	$ 0.54
Amortization expense for intangible assets		11,382	10,151	9,655
Amortization Expense for For 2012		10,900
Amortization Expense for For 2013		10,200
Amortization Expense for For 2014		8,800
Amortization Expense for For 2015		8,200
Amortization Expense for For 2016		7,600
Fluid Power Businesses Segment [Member]
Goodwill [Line Items]
Accumulated goodwill impairment losses		36,605
Goodwill Impairment	36,605
Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired		12,100
Original weighted-average useful lives		19
Non-competition agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired		554
Original weighted-average useful lives		4
Finite lived trade names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired		267
Original weighted-average useful lives		3
Non-amortized trade names [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Indefinite lived trade names		$ 1,290

Debt (Details) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Outstanding borrowings
Total outstanding debt		$ 75,000
Less: Payable within one year	0	75,000
Long-term portion of outstanding debt		0
Private Placement Debt [Member]
Outstanding borrowings
7.98% Private placement debt, due at maturity in November 2010		25,000
Line of Credit [Member]
Outstanding borrowings
Revolving credit facility		$ 50,000

Debt (Details Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2011 Line of Credit [Member]	Jun. 30, 2010 Line of Credit [Member]	Jun. 30, 2011 Additional Long Term Financing [Member]
Debt Instrument [Line Items]
Additional long-term financing under uncommitted shelf facility agreement amount				$ 100,000
Unused lines under revolving credit facility		143,146
Outstanding amount of revolving credit facility			50,000
Line of credit facility weighted average interest rate			3.30%
Debt (Textuals) [Abstract]
Range of fees on average amount of the total revolving credit commitments	0.07% to 0.15%
Line of credit facility unsecured borrowings amount	150,000
Outstanding letters of credit	6,854
Duration of additional long term financing	15 years
Borrowings under additional long term financing	$ 0
Debt instrument restrictive covenants	required consolidated income before interest, taxes, depreciation and amortization should be at least 300% of interest expense

Risk Management Activities (Details) (USD $) In Thousands	Jun. 30, 2010
Summary of Fair Value of Derivative Instruments
Total derivatives designated as hedging instruments	$ 9,044
Derivative not designated as a hedging instrument - cross-currency swap	2,182
Total Derivatives	11,226
Cross-currency swap [Member]
Summary of Fair Value of Derivative Instruments
Cross-currency swap	8,728
Interest rate swap [Member]
Summary of Fair Value of Derivative Instruments
Interest rate swap	$ 316

Risk Management Activities (Details 1) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Cross-currency swap [Member]
Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Abstract]
Derivative not designated as a hedging instrument, Amount of Gain (Loss) Recognized on Derivative, Included in Other (Income) Expense, net	$ (368)	$ (510)	$ 947
Cross-currency swap [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Abstract]
Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)		(2,039)	3,790
Interest rate swap [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Abstract]
Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)		(343)	(1,381)
Amount of Loss Reclassified from Accumulated OCI into Income (Effective Portion),Included in Interest Expense	(316)	(1,408)	(701)
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Abstract]
Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)		(2,382)	2,409
Amount of Loss Reclassified from Accumulated OCI into Income (Effective Portion),Included in Interest Expense	$ (316)	$ (1,408)	$ (701)

Fair Value Measurements (Details) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Marketable securities	$ 10,881	$ 8,592
Fair Value Of Liabilities Measured On Recurring Basis [Abstract]
Total Liabilities	0	11,226
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Marketable securities	10,881	8,592
Fair Value, Inputs, Level 1 [Member]
Fair Value Of Liabilities Measured On Recurring Basis [Abstract]
Total Liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Cross-currency swap [Member]
Fair Value Of Liabilities Measured On Recurring Basis [Abstract]
Total Liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Interest rate swap [Member]
Fair Value Of Liabilities Measured On Recurring Basis [Abstract]
Total Liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Marketable securities	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value Of Liabilities Measured On Recurring Basis [Abstract]
Total Liabilities	0	11,226
Fair Value, Inputs, Level 2 [Member] | Cross-currency swap [Member]
Fair Value Of Liabilities Measured On Recurring Basis [Abstract]
Total Liabilities	0	10,910
Fair Value, Inputs, Level 2 [Member] | Interest rate swap [Member]
Fair Value Of Liabilities Measured On Recurring Basis [Abstract]
Total Liabilities	0	316
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Marketable securities	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value Of Liabilities Measured On Recurring Basis [Abstract]
Total Liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | Cross-currency swap [Member]
Fair Value Of Liabilities Measured On Recurring Basis [Abstract]
Total Liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | Interest rate swap [Member]
Fair Value Of Liabilities Measured On Recurring Basis [Abstract]
Total Liabilities	0	0
Cross-currency swap [Member]
Fair Value Of Liabilities Measured On Recurring Basis [Abstract]
Total Liabilities	0	10,910
Interest rate swap [Member]
Fair Value Of Liabilities Measured On Recurring Basis [Abstract]
Total Liabilities	$ 0	$ 316

Income Taxes (Details) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Components of income before income taxes
U.S.	$ 127,567	$ 91,932	$ 54,916
Foreign	25,321	13,085	10,898
Income Before Income Taxes	$ 152,888	$ 105,017	$ 65,814

Income Taxes (Details 1) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Current:
Federal	$ 36,799	$ 28,342	$ 30,142
State and local	6,208	4,123	4,235
Foreign	8,338	4,241	5,825
Total current	51,345	36,706	40,202
Deferred:
Federal	5,648	1,880	(14,492)
State and local	169	(311)	(769)
Foreign	(1,033)	839	(1,387)
Total deferred	4,784	2,408	(16,648)
Total	$ 56,129	$ 39,114	$ 23,554

Income Taxes (Details 2)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Reconciliations of federal statutory income tax rate and Company's effective income tax rate:
Statutory income tax rate	35.00%	35.00%	35.00%
State and local taxes	2.80%	2.20%	3.20%
U.S. tax on foreign income, net	1.80%		6.40%
Foreign tax credit carryforwards			(6.00%)
Valuation allowance	(0.60%)	0.80%	(1.50%)
Foreign income taxes	(1.00%)	0.50%	(0.40%)
Deductible dividend	(0.50%)	(0.70%)	(1.20%)
Other, net	(0.80%)	(0.60%)	0.30%
Effective income tax rate	36.70%	37.20%	35.80%

Income Taxes (Details 3) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Deferred tax assets:
Compensation liabilities not currently deductible	$ 36,746	$ 34,963
Expenses and reserves not currently deductible	5,498	8,442
Goodwill and intangibles	9,075	11,334
Net operating loss carryforwards (expiring in years 2015-2026)	432	843
Foreign tax credits (expiring in years 2020 and 2021)	4,090	4,086
Other	677	939
Total deferred tax assets	56,518	60,607
Less: Valuation allowance	(158)	(997)
Deferred tax assets, net of valuation allowance	56,360	59,610
Deferred tax liabilities:
Inventories	(4,755)	(4,764)
Unremitted foreign earnings	(2,804)	0
Depreciation and differences in property bases	(2,062)	(480)
Currency translation	0	(264)
Total deferred tax liabilities	(9,621)	(5,508)
Net deferred tax assets	46,739	54,102
The net deferred tax asset is classified as follows:
Other current assets	5,510	6,813
Deferred tax assets (long-term)	43,447	48,493
Other current liabilities	0	(349)
Other liabilities	(2,218)	(855)
Net deferred tax assets	$ 46,739	$ 54,102

Income Taxes (Details 4) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Reconciliation of the Company's total gross unrecognized income tax benefits
Unrecognized Income Tax Benefits at beginning of the year	$ 1,842	$ 1,860	$ 2,004
Current year tax positions	153	130	183
Prior year tax positions	50	46	(51)
Expirations of statutes of limitations	(273)	(194)	(167)
Settlements	(591)		(109)
Unrecognized Income Tax Benefits at end of year	$ 1,181	$ 1,842	$ 1,860

Income Taxes (Details Textuals) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Taxes (Textuals) [Abstract]
Income tax benefits from exercise of non-qualified stock options and appreciation rights	$ 6,003	$ 1,466	$ 452
Incremental income tax benefits from vesting of stock awards and other stock compensation recorded in additional paid-in capital	401	1,026	422
Undistributed earnings of foreign subsidiaries on which no provision has been made for income taxes	58,300
Undistributed earnings of non US subsidiaries	13,600
Unremitted foreign earnings	2,804	0
Unrecognized income tax benefits that would affect the effective income tax rate	659	988	984
Interest and penalties related to unrecognized income tax benefits	(22)	22	32
Liability for penalties and interest	$ 525	$ 547

Shareholders' Equity (Details) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Accumulated Other Comprehensive Loss
Pension liability, net of taxes	$ (11,212)	$ (12,081)
Foreign currency translation, net of taxes	16,189	5,914
Unrealized gains on investment securities available for sale, net of taxes	82	135
Unrealized losses on cash flow hedges, net of taxes	0	(16)
Total accumulated other comprehensive income (loss)	$ 5,059	$ (6,048)

Shareholders' Equity (Details 1) (USD $) In Thousands, except Per Share data	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Computation of basic and diluted earnings per share
Net income	$ 96,759	$ 65,903	$ 42,260
Average Shares Outstanding:
Weighted-average common shares outstanding for basic computation	42,433	42,312	42,287
Dilutive effect of potential common shares	821	549	507
Weighted-average common shares outstanding for dilutive computation	43,254	42,861	42,794
Net Income Per Share - Basic	$ 2.28	$ 1.56	$ 1
Net Income Per Share - Diluted	$ 2.24	$ 1.54	$ 0.99

Shareholders' Equity (Details Textuals) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Shareholders' Equity (Textuals) [Abstract]
Antidilutive Stock options and appreciation rights relating to the acquisition of shares of common stock not included in the computation of diluted earnings per share	176	1,034	1,208
Common stock held as treasury shares restricted as collateral	596

Share - Based Compensation (Details) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Compensation costs charged to expense under award programs
Total compensation costs under award programs	$ 5,631	$ 5,125	$ 4,094
SARs and options [Member]
Compensation costs charged to expense under award programs
Total compensation costs under award programs	2,473	3,020	3,702
Performance shares [Member]
Compensation costs charged to expense under award programs
Total compensation costs under award programs	1,705	1,076	0
Restricted stock and RSUs [Member]
Compensation costs charged to expense under award programs
Total compensation costs under award programs	$ 1,453	$ 1,029	$ 392

Share - Based Compensation (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Weighted-average assumptions used for SARs and stock option grants issued
Expected life, in years	5.1	5.5	5.5
Risk free interest rate	1.60%	2.40%	2.90%
Dividend yield	2.50%	2.50%	2.20%
Volatility	46.20%	52.20%	48.40%
Per share fair value of SAR's and stock options granted during the year	$ 9.78	$ 8.45	$ 10.31

Share - Based Compensation (Details 2) (USD $) In Thousands, except Per Share data	12 Months Ended
Jun. 30, 2011
Summary of SARs and stock option activity
Outstanding, beginning of year, Shares	2,400
Outstanding, beginning of year, Weighted-Average Exercise Price	$ 18.19
Granted, Shares	227
Granted, Weighted-Average Exercise Price	$ 29.6
Exercised, Shares	(822)
Exercised, Weighted-Average Exercise Price	$ 11.5
Forfeited, Shares	(1)
Forfeited, Weighted-Average Exercise Price	$ 20.99
Outstanding, end of year, Shares	1,804
Outstanding, end of year, Weighted-Average Exercise Price	$ 22.68
Exercisable at end of year, Shares	1,169
Exercisable at end of year, Weighted-Average Exercise Price	$ 21.03

Share - Based Compensation (Details 3) (USD $) In Thousands, except Per Share data	12 Months Ended
Jun. 30, 2011
Performance shares [Member]
Summary of the performance shares and restricted stock activity
Beginning Balance, Shares	156
Beginning Balance, Weighted-Average Grant-Date Fair Value	$ 20.67
Granted, shares	66
Granted, Weighted-Average Grant-Date Fair Value	$ 29.27
Vested, Shares	0
Vested, Weighted-Average Grant- Date Fair Value	$ 0
Ending Balance, Shares	222
Ending Balance, Weighted-Average Grant-Date Fair Value	$ 23.23
Restricted stock and RSUs [Member]
Summary of the performance shares and restricted stock activity
Beginning Balance, Shares	104
Beginning Balance, Weighted-Average Grant-Date Fair Value	$ 21.41
Granted, shares	85
Granted, Weighted-Average Grant-Date Fair Value	$ 30.31
Vested, Shares	(27)
Vested, Weighted-Average Grant- Date Fair Value	$ 22.13
Ending Balance, Shares	162
Ending Balance, Weighted-Average Grant-Date Fair Value	$ 25.97

Share - Based Compensation (Details Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 5,631	$ 5,125	$ 4,094
Weighted-average remaining vesting period	2
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	6,730
Performance Shares vesting period	4 years
Share - Based Compensation (Textuals) [Abstract]
Aggregate number of shares of common stock awarded under the 2007 Plan	2,000
Shares available for future grants	629
Weighted-average remaining contractual terms for SARs/stock options outstanding	6.1
Weighted-average remaining contractual terms for SARs/stock options exercisable	5.1
Aggregate intrinsic values of SARs/stock options outstanding and exercisable	15,564
Aggregate intrinsic value of the SARs/stock options exercised	18,526	5,157	1,453
Total fair value of shares vested	2,645	2,673	2,495
Performance shares converted to Restricted stock Units	156
Restricted Stock Units Vesting Period Description	three years from the award date
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards vesting period	1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards vesting period	4 years
Restricted stock and Restricted Stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average remaining vesting period	2.1
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	2,571	1,477
SARs and options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	2,473	3,020	3,702
Weighted-average remaining vesting period	2.3
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	1,775
Grant 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share terms	Because of volatile market conditions at the beginning of fiscal 2010, the Committee set one-year goals for the fiscal 2010 grant tied to the Company’s EBITDA.
Performance shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	1,705	1,076	0
Weighted-average remaining vesting period	1.5
Performance Shares vesting period	3 years
Unamortized compensation cost of performance shares	2,384
Long-Term Performance Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	1,020	(231)	7
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	1,558	538
Long-term Performance Grants requisite service period	3 years
Liability Related to the sales growth and return on sales goals	$ 0

Benefit Plans (Details) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Amounts recognized in the consolidated balance sheets:
Postemployment benefits	$ 47,730	$ 48,560
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of the year	51,114	45,466
Service cost	460	574	2,139
Interest cost	2,232	2,911	2,518
Benefits paid	(1,856)	(1,801)
Amendments	151
Actuarial loss (gain) during year	1,389	3,964
Benefit obligation at end of year	53,490	51,114	45,466
Change in plan assets:
Fair value of plan assets at beginning of year	5,229	4,757
Actual gain (loss) on plan assets	984	575
Employer contributions	1,699	1,698
Fair value of plan assets at end of year	6,056	5,229	4,757
Funded status at end of year	(47,434)	(45,885)
Amounts recognized in the consolidated balance sheets:
Other current liabilities	4,151	1,698
Postemployment benefits	43,283	44,187
Net amount recognized	47,434	45,885
Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (loss) gain	(15,012)	(15,670)
Prior service cost	(3,808)	(4,368)
Total amounts recognized in accumulated other comprehensive income (loss)	(18,820)	(20,038)
Retiree Health Care Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of the year	4,593	4,353
Service cost	39	52	41
Interest cost	235	259	228
Plan participants' contributions	37	35
Benefits paid	(227)	(226)
Actuarial loss (gain) during year	(10)	120
Benefit obligation at end of year	4,667	4,593	4,353
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Employer contributions	190	191
Fair value of plan assets at end of year	0	0	0
Funded status at end of year	(4,667)	(4,593)
Amounts recognized in the consolidated balance sheets:
Other current liabilities	220	220
Postemployment benefits	4,447	4,373
Net amount recognized	4,667	4,593
Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (loss) gain	892	965
Prior service cost	(274)	(413)
Total amounts recognized in accumulated other comprehensive income (loss)	$ 618	$ 552

Benefit Plans (Details 1) (Pension Benefits [Member], USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Pension Benefits [Member]
Information for pension plans with projected benefit obligations and accumulated benefit obligations in excess of plan assets
Projected benefit obligations	$ 53,490	$ 51,114
Accumulated benefit obligations	43,528	39,363
Fair value of plan assets	$ 6,056	$ 5,229

Benefit Plans (Details 2) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Pension Benefits [Member]
Net periodic costs
Service cost	$ 460	$ 574	$ 2,139
Interest cost	2,232	2,911	2,518
Expected return on plan assets	(385)	(351)	(436)
Recognized net actuarial loss (gain)	1,449	924	911
Amortization of prior service cost	710	797	920
Net periodic cost	4,466	4,855	6,052
Retiree Health Care Benefits [Member]
Net periodic costs
Service cost	39	52	41
Interest cost	235	259	228
Recognized net actuarial loss (gain)	(83)	(87)	(125)
Amortization of prior service cost	139	148	119
Net periodic cost	$ 330	$ 372	$ 263

Benefit Plans (Details 3)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Pension Benefits [Member]
Assumptions used to determine benefit obligations at year-end:
Discount rate	4.50%	4.30%
Rate of compensation increase	5.50%	5.50%
Assumptions used to determine net periodic benefit cost:
Discount rate	4.30%	6.00%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	5.50%	5.50%
Retiree Health Care Benefits [Member]
Assumptions used to determine benefit obligations at year-end:
Discount rate	5.50%	5.50%
Assumptions used to determine net periodic benefit cost:
Discount rate	5.50%	6.30%

Benefit Plans (Details 4) (USD $) In Thousands	12 Months Ended
Jun. 30, 2011
One-Percentage Point Change in Assumed Health Care Cost Trend Rates
Effect on total service and interest cost components of periodic expense (Increase)	$ 47
Effect on total service and interest cost components of periodic expense (Decrease)	(39)
Effect on postretirement benefit obligation (Increase)	722
Effect on postretirement benefit obligation (Decrease)	$ (598)

Benefit Plans (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011 Equity Securities [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2010 Equity Securities [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2011 Debt Securities [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2010 Debt Securities [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2011 Other Asset [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2010 Other Asset [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2011 Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2010 Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Asset Information
Equity securities Minimum	40.00%
Equity securities Maximum	70.00%
Debt Securities Minimum	20.00%
Debt Securities Maximum	50.00%
Other Minimum	0.00%
Other Maximum	20.00%
Target Allocation, Total	100.00%
Fair value of plan assets		$ 3,876	$ 2,987	$ 1,756	$ 1,977	$ 424	$ 265	$ 6,056	$ 5,229

Benefit Plans (Details 6) (USD $) In Thousands	Jun. 30, 2011
Pension Benefits [Member]
Estimated future benefit payments
2012	$ 4,300
2013	4,300
2014	5,600
2015	5,000
2016	5,100
2017 through 2021	25,500
Retiree Health Care Benefits [Member]
Estimated future benefit payments
2012	200
2013	300
2014	200
2015	200
2016	200
2017 through 2021	$ 1,500

Benefit Plans (Details Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended			18 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010
Benefit Plans (Textuals) [Abstract]
Maximum period of monthly payment of retirement benefits to retirees of acquired companies	15 years
Percentage of defined contribution plan by plan participants	50.00%
Percentage of defined contribution plan	5.00%	5.00%	2.50%
Description of nature and effect of significant changes				The Company suspended the 401(k) match from January 1, 2009 to June 30, 2010
Defined contribution plan cost	$ 11,251	$ 4,891	$ 3,086
Defined Benefit Plan, Measurement Date	June 30
Assumed health care cost trend rates used in measuring the accumulated benefit obligation for retiree health care benefits	8.00%	8.50%
Assumed health care cost trend rates used in measuring the accumulated benefit obligation for retiree health care 2018 rate	5.00%
Defined benefit plan year that rate reaches ultimate trend rate	2018
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated net actuarial gain (loss)	1,256
Estimated prior service cost	741
Expected contribution to benefit plans in 2012	4,200
Retiree Health Care Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated net actuarial gain (loss)	(72)
Estimated prior service cost	139
Expected contribution to benefit plans in 2012	$ 240

Leases (Details) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Minimum Annual Rental Commitments Under Non Cancelable Operating Leases
2012	$ 23,200
2013	16,900
2014	13,600
2015	10,300
2016	5,700
Thereafter	5,300
Total minimum lease payments	75,000
Leases (Textuals) [Abstract]
Rental expenses of operating leases	$ 31,400	$ 30,700	$ 30,900

Segment and Geographic Information (Details) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Segment financial information
Net Sales	$ 2,212,849	$ 1,893,208	$ 1,923,148
Operating income for reportable segments	157,591	103,823	94,353
Assets used in the business	914,931	891,520	809,328
Depreciation and amortization of property	11,234	11,465	12,736
Capital expenditures	20,431	7,216	6,988
Service Center Based Distribution Segment [Member]
Segment financial information
Net Sales	1,770,798	1,536,543	1,596,998
Operating income for reportable segments	115,798	77,029	75,411
Assets used in the business	700,486	690,970	611,255
Depreciation and amortization of property	9,152	9,336	10,876
Capital expenditures	19,392	6,389	5,537
Fluid Power Businesses [Member]
Segment financial information
Net Sales	442,051	356,665	326,150
Operating income for reportable segments	41,793	26,794	18,942
Assets used in the business	214,445	200,550	198,073
Depreciation and amortization of property	2,082	2,129	1,860
Capital expenditures	$ 1,039	$ 827	$ 1,451

Segment and Geographic Information (Details 1) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Reconciliation of operating income for reportable segments to the consolidated income before income taxes
Operating income for reportable segments	$ 157,591	$ 103,823	$ 94,353
Adjustments for:
Goodwill Impairment			36,605
Intangible amortization	11,382	10,151	9,655
Corporate and other income, net	(4,554)	(16,378)	(24,400)
Total operating income	150,763	110,050	72,493
Interest expense, net	1,668	5,458	4,424
Other (Income) Expense, net	(3,793)	(425)	2,255
Income Before Income Taxes	152,888	105,017	65,814
Service Center Based Distribution Segment [Member]
Reconciliation of operating income for reportable segments to the consolidated income before income taxes
Operating income for reportable segments	115,798	77,029	75,411
Adjustments for:
Intangible amortization	3,384	1,890	2,265
Fluid Power Businesses [Member]
Reconciliation of operating income for reportable segments to the consolidated income before income taxes
Operating income for reportable segments	41,793	26,794	18,942
Adjustments for:
Intangible amortization	$ 7,998	$ 8,261	$ 7,390

Segment and Geographic Information (Details 2) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Net sales by product category
Net Sales	$ 2,212,849	$ 1,893,208	$ 1,923,148
Industrial [Member]
Net sales by product category
Net Sales	1,559,859	1,357,206	1,422,518
Fluid Power [Member]
Net sales by product category
Net Sales	$ 652,990	$ 536,002	$ 500,630

Segment and Geographic Information (Details 3) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Revenues From External Customers and Long Lived Assets [Line Items]
Net Sales	$ 2,212,849	$ 1,893,208	$ 1,923,148
Total Long-Lived Assets	235,546	207,792
United States [Member]
Revenues From External Customers and Long Lived Assets [Line Items]
Net Sales	1,891,700	1,644,237	1,674,769
Long-Lived Assets, United States	191,947	177,713
Canada [Member]
Revenues From External Customers and Long Lived Assets [Line Items]
Net Sales	260,015	199,772	197,795
Long-Lived Assets, Foreign countries	29,893	16,356
Mexico [Member]
Revenues From External Customers and Long Lived Assets [Line Items]
Net Sales	61,134	49,199	50,584
Long-Lived Assets, Foreign countries	$ 13,706	$ 13,723

Segment and Geographic Information (Details Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Segment and Geographic Information (Textuals) [Abstract]
Number of reportable segments	2
Sales primarily from businesses segment	$ 17,665	$ 14,006	$ 5,247

Commitments and Contingencies (Details) (USD $) In Thousands	12 Months Ended
Jun. 30, 2011
Commitments and Contingencies (Textuals) [Abstract]
Duration of bonds	20 years
Cuyahoga County and the Cleveland Cuyahoga County Port Authority [Member]
Guarantor Obligations [Line Items]
Repayment Guarantee of taxable development revenue bond	$ 4,600

Other (Income) Expense, Net (Details) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Other (income) expense, net
Unrealized (gain) loss on assets held in rabbi trust for a nonqualified deferred compensation plan	$ (2,016)	$ (1,012)	$ 1,741
Benefit from payouts on corporate-owned life insurance policies	(1,722)
Foreign currency transaction (gains) losses	(541)	36	1,466
Unrealized loss (gain) on cross-currency swap	368	510	(947)
Other, net	118	41	(5)
Total other (income) expense, net	(3,793)	(425)	2,255
Other (Income) Expense, Net (Textuals) [Abstract]
Benefits in life insurance policies acquired in 1998 acquisition	12,300
Net cash surrender value in life insurance policies acquired in 1998 acquisition	3,100
Realized gain from life insurance policy	$ 1,722

Valuation and Qualifying Accounts (Details) (Allowance for Doubtful Accounts [Member], USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 6,379	$ 6,464	$ 6,119
Additions charged to cost and expenses	2,029	2,508	4,540
Additions (Deductions) charged to other accounts	111	(95)	18
Deductions from reserves	1,503	2,498	4,213
Balance at end of period	$ 7,016	$ 6,379	$ 6,464